Document And Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Entity Registrant Name	CAMBRIDGE HEART INC
Entity Central Index Key	0000913443
Entity Filer Category	Smaller Reporting Company

Condensed Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 1,168,787	$ 312,610	$ 4,188,215
Restricted cash, current portion	100,000	100,000	100,000
Accounts receivable, net of allowance for doubtful accounts	277,972	285,815	480,658
Inventory, net of inventory provision	468,440	444,377	686,264
Prepaid expenses and other current assets	186,169	128,619	95,237
Total current assets	2,201,368	1,271,421	5,550,374
Fixed assets, net	167,415	182,111	190,294
Restricted cash, net current portion	100,000	200,000	300,000
Other assets	71,370	78,264	50,138
Total Assets	2,540,153	1,731,796	6,090,806
Liabilities and Stockholders' Deficit
Accounts payable	629,499	465,269	421,670
Convertible promissory notes payable	51,310	600,000
Accrued expenses	951,399	1,009,694	1,025,975
Current portion of capital lease obligation	7,190	6,689	5,009
Total current liabilities	1,639,398	2,081,652	1,452,654
Embedded derivative liability on a convertible note	85,260
Derivative warrant liability	2,939,999
Capital lease obligation, net of current portion	20,018	22,014	28,703
Total liabilities	4,684,675	2,103,666	1,481,357
Commitments and contingencies (Note 11)
Convertible Preferred Stock	12,747,990	12,747,990	12,870,613
Total Preferred Stock	12,747,990	12,747,990	12,870,613
Stockholders' deficit:
Common Stock	100,113	100,113	97,494
Additional paid-in capital	93,415,274	93,338,578	92,801,870
Accumulated deficit	(108,407,899)	(106,558,551)	(101,160,528)
Total stockholders' deficit	(14,968,933)	(13,119,860)	(8,261,164)
Total Liabilities and Stockholders' Deficit	$ 2,540,153	$ 1,731,796	$ 6,090,806

Condensed Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 85,102	$ 85,102	$ 174,650
Inventory reserve	1,022,051	1,057,746	1,091,624
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	6,670	6,670	6,852
Preferred stock, shares outstanding	6,670	6,670	6,852
Preferred stock, liquidation preference and redemption value	$ 14,170,000	$ 14,170,000	$ 14,352,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	150,000,000
Common stock, shares issued	100,112,960	100,112,960	97,494,185
Common stock, shares outstanding	100,112,960	100,112,960	97,494,185

Condensed Statements Of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements Of Operations [Abstract]
Revenue	$ 554,155	$ 637,061	$ 2,211,091	$ 2,819,243
Cost of goods sold	513,712	442,444	1,685,682	1,974,043
Gross profit	40,443	194,617	525,409	845,200
Costs and expenses:
Research and development	87,361	119,056	462,402	575,960
Selling, general and administrative	1,620,172	1,405,868	5,391,201	5,432,703
Total operating expenses	1,707,533	1,524,924	5,853,603	6,008,663
Loss from operations	(1,667,090)	(1,330,307)	(5,328,194)	(5,163,463)
Interest income	9	58	513	6,070
Interest expense	(736,793)	(2,608)	(70,342)	(10,616)
Change in valuation of warrant	494,546
Change in valuation of embedded derivative	59,980
Net loss	$ (1,849,348)	$ (1,332,857)	$ (5,398,023)	$ (5,168,009)
Net loss per common share-basic and diluted	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.07)
Weighted average common shares outstanding-basic and diluted	100,112,960	97,444,318	98,539,617	72,457,014

Statement Of Changes In Stockholders' Deficit (USD $)	Series D Preferred Stock [Member] Common Stock [Member]	Series D Preferred Stock [Member] Additional Paid-In Capital [Member]	Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2009				$ 64,905	$ 87,201,360	$ (95,992,519)	$ (8,726,254)
Balance, shares at Dec. 31, 2009				64,904,955
Issuance of common stock through exercise of stock options				40	11,960		12,000
Issuance of common stock through exercise of stock options, shares				40,000
Issuance of common stock and common stock warrants through December 2010 Private Placement, net issuance costs				14,500	2,499,990		2,514,490
Issuance of common stock and common stock warrants through December 2010 Private Placement, net issuance costs, shares				14,500,000
Issuance of common stock through exercises of Series D Preferred Warrants	18,068	2,152,387	2,170,455
Issuance of common stock through exercises of Series D Preferred Warrants, shares	18,068,297
Compensation related to employee granted restricted stock					20,316		20,316
Forfeiture of restricted stock				(19)	19
Forfeiture of restricted stock, shares				(19,067)
Compensation related to employee stock options granted					781,887		781,887
Compensation related to non-employee stock options granted					133,951		133,951
Net loss						(5,168,009)	(5,168,009)
Balance at Dec. 31, 2010				97,494	92,801,870	(101,160,528)	(8,261,164)
Balance, shares at Dec. 31, 2010				97,494,185
Issuance of common stock for convertible promissory note interest				408	59,592		60,000
Issuance of common stock for convertible promissory note interest, shares				408,163
Issuance of common stock upon conversion of Series D Preferred Stock	2,220	120,403	122,623
Issuance of common stock upon conversion of Series D Preferred Stock, shares	2,219,512
Compensation related to employee granted restricted stock					8,480		8,480
Forfeiture of restricted stock				(9)	9
Forfeiture of restricted stock, shares				(8,900)
Compensation related to employee stock options granted					334,828		334,828
Compensation related to non-employee stock options granted					13,396		13,396
Net loss						(5,398,023)	(5,398,023)
Balance at Dec. 31, 2011				$ 100,113	$ 93,338,578	$ (106,558,551)	$ (13,119,860)
Balance, shares at Dec. 31, 2011				100,112,960

Condensed Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (1,849,348)	$ (1,332,857)	$ (5,398,023)	$ (5,168,009)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	24,855	15,407	72,682	54,626
Interest expense incurred from debt issuance	691,094
Fair value of embedded derivative liability	(59,980)
Fair value of derivative warrant liability	(494,546)
Inventory provision (credit)	(35,695)		56,085	124,476
Stock based compensation expense	76,696	99,401	356,704	936,154
Provisions for allowance for doubtful accounts	(7,701)	23,418	5,243	(7,630)
Gain on sale of fixed assets				(6,589)
Changes in operating assets and liabilities:
Accounts receivable	15,544	48,482	189,600	(14,141)
Inventory	11,632	(43,148)	185,802	363,429
Prepaid expenses and other current assets	(57,550)	18,985	(33,382)	11,644
Restricted cash	100,000	100,000	100,000	100,000
Other assets			(30,091)
Accounts payable and accrued expenses	105,936	(126,024)	27,318	(52,786)
Net cash used for operating activities	(1,479,063)	(1,196,336)	(4,408,062)	(3,658,826)
Cash flows from investing activities:
Purchases of fixed assets	(3,265)	(50,000)	(62,534)	(5,893)
Net cash used in investing activities	(3,265)	(50,000)	(62,534)	(5,893)
Cash flows from financing activities:
Exercise of Series D warrants				2,170,454
Proceeds from issuance of convertible promissory notes and warrants	2,340,000		600,000
Proceeds from issuance of common stock through exercise of stock options				12,000
Proceeds from issuance of common stock and warrants, net of issuance costs				2,514,490
Principal payments on capital lease obligations	(1,495)	(1,120)	(5,009)	(3,478)
Net cash provided by (used in) financing activities	2,338,505	(1,120)	594,991	4,693,466
Net increase (decrease) in cash and cash equivalents	856,177	(1,247,456)	(3,875,605)	1,028,747
Cash and cash equivalents, beginning of period	312,610	4,188,215	4,188,215	3,159,468
Cash and cash equivalents, end of period	1,168,787	2,940,759	312,610	4,188,215
Supplemental Disclosure of Cash Flow Information
Interest expense paid	2,065	2,608	10,342	10,616
Common stock as payment for $60,000 of interest on convertible promissory notes			408,163
Non-cash interest expense	$ 734,728		$ 60,000

Organization And Basis Of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization And Basis Of Presentation [Abstract]
Organization And Basis Of Presentation

1. BASIS OF PRESENTATION

Basis of Presentation and Liquidity

The accompanying condensed financial statements of Cambridge Heart, Inc. (the "Company") have been prepared in accordance with accounting standards set by the Financial Accounting Standards Board (the "FASB"). The FASB sets generally accepted accounting principles ("GAAP") that we follow to ensure our financial condition, results of operations, and cash flows are consistently reported.

The Company's interim financial statements as of March 31, 2011 and 2012 are unaudited and, in the opinion of management, reflect all adjustments (consisting solely of normal and recurring items) necessary to state fairly the Company's financial position as of March 31, 2012, results of operations for the three months ended March 31, 2011 and 2012 and cash flows for the three months ended March 31, 2011 and 2012.

The preparation of financial statements requires the Company's management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. The Company evaluates its estimates on an on-going basis, including those related to incentive compensation, revenue recognition, allowance for doubtful accounts, inventory valuation, warranty obligations, the fair value of preferred stock and warrants, stock-based compensation and contingencies and litigation. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances. The results of this evaluation then form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions, and such differences may be material to the financial statements.

Management believes its existing resources and currently projected financial results, which give effect to a reduction in certain operating expenses, are sufficient to fund our operations into the third quarter of 2012. While the proceeds from our 2012 convertible debt financings provide the Company with capital to fund the Company's operations for a period of time, the Company anticipates that it will need to raise additional capital through the sale of equity or debt securities, or the exercise of existing warrants, to fund operations beyond the projected timeline. We believe that the amount the Company will need additional capital to fund operations beyond the projected timeline will largely be dependent upon the number and growth in MTWA Module placements and the rate at which utilization of our MTWA Test increases. If we encounter material deviations from our plans including, but not limited to, any lower than expected level of sales to our OEM Partner, or lower than expected sales of our HearTwave II Systems, our ability to fund our operations will be negatively impacted.

On an as-converted basis as of March 31, 2012, the Company has 124,659,416 shares of common stock issued and outstanding, including 100,112,960 shares of common stock issued, 4,180,602 shares issuable upon conversion of the Series C-1 Convertible Preferred Stock and 20,365,854 shares issuable upon conversion of the Series D Convertible Preferred Stock. Additionally, the Company has reserved 15,660,000 shares of common stock for issuance upon exercise of outstanding warrants issued in connection with the sale of our common stock in December 2010, 26,727,266 shares of common stock for issuance upon conversion of secured convertible promissory notes issued in January and February 2012, 26,727,266 shares of common stock for issuance upon exercise of outstanding warrants issued in connection with the sale of secured convertible promissory notes in January and February 2012 and 13,363,633 shares of common stock for issuance upon the conversion of additional secured convertible promissory notes and warrants that may be issued upon the exercise of additional investment rights issued in connection with the sale of secured convertible promissory notes in January and February 2012. The Company also has stock options outstanding to purchase up to an aggregate of 10,035,545 shares of common stock. Under the Company's Certificate of Incorporation there are only 250,000,000 shares of common stock authorized. Consequently, the Company will be limited in its ability to issue additional common stock or debt or equity convertible into common stock without amending the Certificate of Incorporation, which would require the approval of the holders of a majority of the voting power of all shares of the Company's capital stock, voting together as a class. If the stockholders do not approve such an amendment, we would be very limited in our ability to raise capital through the sale of equity securities, which could have a material adverse effect on the Company's ability to continue as a going concern and could cause the Company to cease operations.

If the Company is unable to generate adequate cash flows or obtain sufficient additional funding when needed, the Company may have to cut back its operations, sell some or all of its assets, license potentially valuable technologies to third parties, and/or cease some or all of its operations.

These financial statements assume that the Company will continue as a going concern. If the Company is unable to continue as a going concern, it may be unable to realize its assets and discharge its liabilities in the normal course of business.

The interim financial statements of the Company presented herein are intended to be read in conjunction with the financial statements of the Company for the year ended December 31, 2011.

The interim results of operations are not necessarily indicative of results that may occur for the full fiscal year or for future interim periods.

  1. Organization and Basis of Presentation

The Company

Cambridge Heart, Inc. (the "Company") was incorporated in Delaware on January 16, 1990 and is engaged in the research, development and commercialization of products for the non-invasive diagnosis of cardiac disease. The Company operates as one reportable segment and sells its products primarily to cardiology group practices, hospitals and research institutions. The Company is subject to risks common to companies in the biotechnology, medical device and diagnostic industries, including but not limited to, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with governmental regulations.

Basis of Presentation and Liquidity

The accompanying financial statements have been prepared in accordance with accounting standards set by the Financial Accounting Standards Board (the "FASB"). The FASB sets generally accepted accounting principles ("U.S. GAAP") that we follow to ensure our financial condition, results of operations, and cash flows are consistently reported.

The preparation of financial statements requires the Company's management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. The Company evaluates its estimates on an on-going basis, including those related to incentive compensation, revenue recognition, allowance for doubtful accounts, inventory valuation, warranty obligations, the fair value of preferred stock and warrants, stock-based compensation and contingencies and litigation. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances. The results of this evaluation then form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions, and such differences may be material to the financial statements.

The accompanying financial statements have been prepared on a "going concern basis," which assumes we will realize our assets and discharge our liabilities in the normal course of business. We have experienced recurring losses from operations of $5,163,463 and $5,328,194 for the years ended December 31, 2010 and 2011, respectively. The Company's recurring losses, inability to generate positive cash flows from operations, and liquidity uncertainties from operations raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company believes its existing resources and currently projected financial results, which give effect to a reduction in certain operating expenses, are sufficient to fund its operations into the third quarter of 2012. In the event that investors in its 2012 Private Placement exercise in full the outstanding additional investment rights to purchase additional 2012 Notes and related warrants, which would provide an additional $735,000 of capital, and provided the Company is able to raise an additional $1.3 million of capital through the sale of equity or debt securities, which the Company is actively pursuing, or the exercise of existing warrants, the Company believes it would have resources sufficient to fund its operations at least through the end of 2012. The Company anticipates that it will need to raise additional capital through the sale of equity or debt securities, or the exercise of existing warrants, to fund operations beyond 2012. The Company believes that the extent to which the Company will need additional capital to fund operations beyond 2012 will largely be dependent upon the number and growth in MTWA Module placements and the rate at which utilization of our MTWA Test increases. However, there can be no assurance that such capital would be available at all, or if available, that the terms of such financing would not be dilutive to other stockholders. If the Company raises additional funds through the issuance of equity or convertible debt securities, the percentage ownership of the Company by its stockholders would be diluted. The Company may have to issue equity or debt securities that have rights, preferences and privileges senior to its existing securities, including common stock. In January and February 2012, the Company issued and sold secured convertible promissory notes (the "2012 Notes") in the aggregate principal amount of $2,940,000 together with common stock warrants and additional investment rights to new and current institutional and private accredited investors. So long as the 2012 Notes are outstanding, the Company may not, without the consent of holders of 65% of the 2012 Notes, raise capital through the issuance of debt or rights to acquire debt, or enter into any agreement to modify the terms of any equity securities currently outstanding. Further, the Company may not issue equity securities ranking, as to dividends, redemption or distribution of assets upon a liquidation, senior to or pari passu with the Series C-1 Preferred Stock or the Series D Preferred Stock, without the written consent of the holders of at least a majority of the then-outstanding shares of Series C-1 Preferred Stock and Series D Preferred Stock, respectively, voting as a separate class, and the Company may not, without the written consent of the holders of at least a majority of the then-outstanding shares of Series D Preferred Stock, issue debt securities convertible into any equity securities of the Company.

If the Company is unable to generate adequate cash flows or obtain sufficient additional funding when needed, the Company may have to cut back its operations, sell some or all of its assets, license potentially valuable technologies to third parties, and/or cease some or all of its operations.

Summary Of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies followed by the Company are as follows:

Cash and Cash Equivalents

The Company maintains its cash and cash equivalents in bank deposit accounts, which may, at times, exceed federally insured limits. The Company considers all highly liquid investments with maturities of three months or less at the date of purchase to be cash equivalents. The carrying amount of the Company's cash equivalents approximates fair value due to the short maturities of these investments. This may include short-term commercial paper, short-term securities of state government agencies with maturities less than three months from date of purchase, money market funds and demand deposits with financial institutions.

At December 31, 2011 and March 31, 2012, respectively, $311,433 and $1,165,602 of the Company's cash and cash equivalents were in a transaction account. As of March 31, 2012, this transaction account was covered by Federal Deposit Insurance Coverage ("FDIC") in the amount of $250,000. At December 31, 2011 and March 31, 2012, respectively, the Company classified investments in money market funds totaling $1,177 and $3,183, respectively, as cash equivalents since these investments are readily convertible into known amounts of cash and do not have significant valuation risk. These investments are currently in a fund that invests exclusively in short-term U.S. Government obligations, including securities issued or guaranteed by the U.S. Government, its agencies and U.S. Treasury securities. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

In November 2007, the Company entered into a definitive agreement with Farley White Management Company, LLC to lease 17,639 usable square feet of office space. The initial lease term was for 62 months with an option to extend the lease for one extension period of five years. During the term of the lease, the Company is required to maintain a standby letter of credit in favor of the landlord as security for the Company's obligations under the lease. The amount of the letter of credit is $500,000 for the first and second lease years and is reduced by $100,000 at the end of the second, third and fourth lease years. The Company first occupied the space in February 2008 and the first, second, and third reductions of the letter of credit in the amounts of $100,000 took place during the first three months of 2010, 2011, and 2012, respectively. The Company has recorded this letter of credit as restricted cash on its balance sheets.

Revenue Recognition and Accounts Receivable

Revenue from the sale of product to all of the Company's customers is recognized upon shipment of goods provided that risk of loss has passed to the customer, all of the Company's obligations have been fulfilled, persuasive evidence of an arrangement exists, the fee is fixed or determinable, and collectability is probable. Revenue from the sale of product to all of our third-party distributors is subject to the same recognition criteria. Distributors and customers do not have the right to return our products. These distributors provide all direct repair and support services to their customers. Additionally, revenue from the sale of the Microvolt T Wave Alternans ("MTWA") Module to Cardiac Science is subject to the same revenue recognition criteria. The Company provides standard warranty coverage on the MTWA Module. The HearTwave II System and the CH 2000 Cardiac Stress Test System can be sold with a treadmill or as stand-alone systems, and pursuant to the Company's Development, Supply and Distribution Agreement with Cardiac Science, the MTWA Module is sold with a start-up kit including Micro-V Alternans Sensors. Therefore, as necessary, the Company allocates the total consideration to the separate items proportionately based on the relative selling price and, accordingly, defers revenue recognition on unshipped elements until shipment. The Company also sells maintenance agreements with the HearTwave II System. Revenue from maintenance contracts is recognized separately based on amounts charged when sold on a stand-alone basis and is recorded over the term of the underlying agreement. Payments of $276,156 at March 31, 2012 ($275,295 at December 31, 2011) received in advance of services being performed are recorded as deferred revenue and included in current liabilities in the accompanying balance sheet.

Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for those accounts receivable considered to be uncollectible based upon historical experience and management's evaluation of outstanding accounts receivable at the end of the year. Bad debts are written off when identified. For the year ended December 31, 2011 and the three months ended March 31, 2012, the Company's actual experience of customer receivables written off directly was $97,413 and $14,089, respectively. At December 31, 2011 and March 31, 2012, the allowance for doubtful accounts was $85,102.

Shipping and Handling Costs

The Company classifies freight and handling billed to customers as sales revenue and related costs as cost of sales.

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award, and is recognized as an expense in the statement of operations over the requisite service period.

Net Loss Per Share

Basic loss per share amounts are based on the weighted average number of shares of common stock outstanding during the period. Due to experiencing a net loss in the three month periods ended March 31, 2011 and 2012 the impact of options to purchase 10,321,545 and 10,035,545 shares of common stock, 5,000 shares of Series C-1 Convertible Preferred Stock (4,180,602 shares of common stock on an as converted basis), 1,852 and 1,670 shares of Series D Convertible Preferred Stock (22,585,366 and 20,365,854 shares of common stock on an as converted basis), warrants issued in connection with the December 2010 Private Placement to purchase 15,660,000 shares of common stock, and warrants issued in connection with the January 17, 2012 and February 28, 2012 secured convertible promissory notes to purchase 26,727,266 shares of common stock and 26,727,266 shares of common stock issuable upon conversion of secured convertible promissory notes issued on January 17, 2012 and February 28, 2012 have been excluded from the calculation of diluted weighted average share amounts as their inclusion would have been anti-dilutive for the three month periods ended March 31, 2011 and 2012, respectively.

Inventory Valuation

Inventories are stated at the lower of cost or market. Cost is computed using standard cost, which includes allocations of labor and overhead. Standard cost approximates actual cost on a first-in, first-out method. Management assesses the value of inventory for estimated obsolescence or unmarketable inventory on a quarterly basis. If necessary, inventory value may be written down to the estimated fair market value based upon assumptions about future demand and market conditions. In 2009, the Company recorded a provision of $967,148 for excess inventory built up in connection with our contractual obligation as part of the co-marketing agreement with St. Jude Medical. In March 2007, we entered into a co-marketing agreement with St. Jude Medical granting St. Jude Medical the exclusive right to market and sell our HearTwave II System and other MTWA products to cardiologists and electrophysiologists in North America. The agreement with St. Jude Medical ended on November 5, 2008. Pursuant to the terms of the co-marketing agreement, we were contractually obligated to build up our inventory for HearTwave II Systems. Consequently, the level of our inventory exceeds our current sales projections of the HearTwave II System for the next 12 months. The provision is based on the uncertainty about realizing the value of excess inventory. As of December 31, 2011 and March 31, 2012, the Company's inventory reserve totaled $1,057,746 and $1,022,051. The Company does not believe that the inventory is exposed to obsolescence risk. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required from time to time that could adversely affect operating results for the fiscal period in which such write-downs are affected.

Product Warranty

Management warrants all non-disposable products as compliant with their specifications and warrants that the products are free from defects in material and workmanship for a period of 13 months from the date of delivery. Management maintains a reserve for the estimated cost of future repairs of our products during this warranty period. The amount of the reserve is based on our actual return and historical repair cost experience. If the rate and cost of future warranty activities differs significantly from our historical experience, additional costs would have to be reserved that could materially affect our operating results.

Fixed Assets

Fixed assets are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method based on estimated useful lives. Repair and maintenance costs are expensed as incurred. Upon retirement or sale, the costs of the assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the determination of net income.

Licensing Fees and Patent Costs

The Company has entered into a licensing agreement giving the Company the exclusive rights to certain patents and technologies and the right to market and distribute any products developed based upon such patents and technologies, subject to certain covenants. Payments made under the licensing agreement and costs associated with patent applications have generally been expensed as incurred because recovery of these costs is uncertain. However, certain costs associated with patent applications for products and processes which have received regulatory approval and are available for commercial sale, have been capitalized and are being amortized over their estimated economic life of five years.

Recent Accounting Pronouncements

In May 2011, the FASB issued new rules which require changing the wording and disclosing of information in connection with fair value measurements. The amendments are effective for fiscal years beginning after December 15, 2011. This guidance was adopted by the Company on January 1, 2012 and has not had a material impact to the Company's financial position or results of operations.

In June 2011, the FASB issued new rules which require all nonowner changes in stockholders' equity to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments are effective for fiscal years beginning after December 15, 2011. This guidance was adopted by the Company on January 1, 2012 and has not had a material impact to the Company's financial position or results of operations.

 2. Summary of Significant Accounting Policies

Significant accounting policies followed by the Company are as follows:

Cash and Cash Equivalents

The Company maintains its cash and cash equivalents in bank deposit accounts, which may, at times, exceed federally insured limits. The Company considers all highly liquid investments with maturities of three months or less at the date of purchase to be cash equivalents. The carrying amount of the Company's cash equivalents approximates fair value due to the short maturities of these investments. This may include short-term commercial paper, short-term securities of state government agencies with maturities less than three months from date of purchase, money market funds and demand deposits with financial institutions.

At December 31, 2010 and December 31, 2011, respectively, $4,184,124 and $311,433 of the Company's cash and cash equivalent were in a transaction account. At December 31, 2011, this transaction account was covered by Federal Deposit Insurance Coverage ("FDIC") in the amount of $250,000. At December 31, 2010 and 2011, the Company classified investments in money market funds totaling $4,091 and $1,177, respectively, as cash equivalents since these investments are readily convertible into known amounts of cash and do not have significant valuation risk. These investments are currently in a fund that invests exclusively in short-term U.S. Government obligations, including securities issued or guaranteed by the U.S. Government, its agencies and U.S. Treasury securities. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

In November 2007, the Company entered into a definitive agreement with Farley White Management Company, LLC to lease 17,639 usable square feet of office space. The initial lease term was for 62 months with an option to extend the lease for one extension period of five years. During the term of the lease, the Company is required to maintain a standby letter of credit in favor of the landlord as security for the Company's obligations under the lease. The amount of the letter of credit is $500,000 for the first and second lease years and is reduced by $100,000 at the end of the second, third and fourth lease years. The Company occupied the space in February 2008 and, therefore, the reduction began in 2010. The Company has recorded this letter of credit as restricted cash on its balance sheets. During 2010 and 2011, we invested our cash in money market funds. At December 31, 2010 and 2011 the Company's investments consisted solely of money market funds classified as cash and cash equivalents.

Revenue Recognition and Accounts Receivable

Revenue from the sale of product to all of the Company's customers is recognized upon shipment of goods, provided that risk of loss has passed to the customer, all of the Company's obligations have been fulfilled, persuasive evidence of an arrangement exists, the fee is fixed or determinable, and collectability is probable. Revenue from the sale of product to all of our third-party distributors is subject to the same recognition criteria. Distributors and customers do not have the right to return our products. These distributors provide all direct repair and support services to their customers. The HearTwave II System and the CH 2000 Cardiac Stress Test System can be sold with a treadmill or as standalone systems. As necessary, the Company allocates the purchase price to the separate items proportionately based on fair value or amounts charged when sold on a stand-alone basis and, accordingly, defers revenue recognition on unshipped elements until shipment. The Company also sells maintenance agreements with the HearTwave System. Revenue from maintenance contracts is recognized separately based on amounts charged when sold on a stand-alone basis and is recorded over the term of the underlying agreement. Payments of $275,295 at December 31, 2011 ($260,564 at December 31, 2010) received in advance of services being performed are recorded as deferred revenue and included in current liabilities in the accompanying balance sheet. The Company offers usage agreements under its Technology Placement Program ("TPP") whereby customers have use of the HearTwave System and a pre-set level of Micro-V Alternans Sensors for a 90-day period. Under the TPP, the Company retains title to the HearTwave System. The revenue from the TPP is recognized over the term of the usage agreement, which is generally three months. TPP revenue was $20,667 and $11,200 for the years ended December 31, 2010 and 2011, respectively.

Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for those accounts receivable considered to be uncollectible based upon historical experience and management's evaluation of outstanding accounts receivable at the end of the year. Bad debts are written off when identified. The Company's actual experience of customer receivables written off directly during 2010 and 2011 was $23,244 and $97,413, respectively. At December 31, 2010 and 2011, the allowance for doubtful accounts was $174,650 and $85,102, respectively.

Shipping and Handling Costs

The Company classifies freight and handling billed to customers as sales revenue and related costs as cost of sales.

Stock-Based Compensation

Stock-based compensation is measured at the grant date, based on the estimated fair value of the award, and is recognized as an expense in the statement of operations over the requisite service period.

The Company uses the Black-Scholes option pricing model which requires extensive use of financial estimates and accounting judgment, including the expected volatility of the Company's common stock over the estimated term of the options granted, estimates of the expected time period that employees will retain their vested stock options prior to exercising them, and the number of shares that are expected to be forfeited before the options are vested. The use of alternative assumptions could produce significantly different estimates of the fair value of the stock-based compensation and, as a result, provide significantly different amounts recognized in the Company's statement of operations.

The following weighted average assumptions were used to estimate the fair market value of options granted using the Black-Scholes valuation method:

	2010	2011
Dividend Yield	0.0%	0.0%
Expected Volatility	162%	143%
Risk Free Interest Rate	1.50%	1.17%
Expected Option Terms (in years)	3	5

The expected volatility is based on the price of the Company's common stock over a historical period which approximates the expected term of the options granted. The risk free interest rate is based on the U.S. Treasury constant maturity interest rate with a term consistent with the expected life of the options granted. The expected term is estimated based on historical experience and comparable peer group data.

Net Loss Per Share

Basic loss per share amounts are based on the weighted average number of shares of common stock outstanding during the period. Due to experiencing a net loss in 2010 and 2011, the impact of options to purchase 9,816,545 and 10,055,545 shares of common stock, 5,000 shares (4,180,602 shares of common stock on an as-is converted basis) of Series C-1 Convertible Preferred Stock, 1,852 and 1,670 shares (22,585,366 and 20,365,854 shares of common stock on an as-is converted basis) of Series D Convertible Preferred Stock, and warrants issued in connection with the December 2010 Private Placement to purchase 15,660,000 shares of common stock have been excluded from the calculation of diluted weighted average share amounts as their inclusion would have been anti-dilutive as of December 31, 2010 and 2011, respectively.

Comprehensive Loss

For the years ended December 31, 2010 and 2011, the Company had no elements of other comprehensive loss.

Financial Instruments

The carrying amounts of the Company's financial instruments, which include cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses, and convertible promissory notes approximate their fair values at December 31, 2010 and 2011 because of their short term nature. The fair value of capital lease obligations is estimated at its carrying value based on current rates.

Inventory Valuation

Inventories are stated at the lower of cost or market. Cost is computed using standard cost, which includes allocations of labor and overhead. Standard cost approximates actual cost on a first-in, first-out method. Management assesses the value of inventory for estimated obsolescence or unmarketable inventory. If necessary, inventory value may be written down to the estimated fair market value based upon assumptions about future demand and market conditions. In 2009, the Company recorded a provision of $967,148 for excess inventory built up in connection with our contractual obligation as part of the co-marketing agreement with St. Jude Medical. In March 2007, we entered into a co-marketing agreement with St. Jude Medical granting St. Jude Medical the exclusive right to market and sell our HearTwave II System and other MTWA products to cardiologists and electrophysiologists in North America. The agreement with St. Jude Medical ended on November 5, 2008. Pursuant to the terms of the co-marketing agreement, we were contractually obligated to build up our inventory for HearTwave II Systems. Consequently, the level of our inventory exceeds our current sales projections of the HearTwave II System for the next 12 months. The provision is based on the uncertainty of realizing the value of the excess inventory. As of December 31, 2010 and 2011, the Company's inventory reserve totaled $1,091,624 and $1,057,746, respectively. The Company does not believe that the inventory is exposed to obsolescence risk. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required from time to time that could adversely affect operating results for the fiscal period in which such write-downs are affected.

Product Warranty

The Company warrants all non-disposable products as compliant with their specifications and that the products are free from defects in material and workmanship for a period of 13 months from the date of delivery, or from the date of in-service at the end-user site as it relates to the MTWA Module. A reserve is maintained for the estimated cost of potential future repairs of products during this warranty period. The amount of the reserve is based on actual return and repair cost experience. If the rate and cost of future warranty activities materially differs from the Company's historical experience, additional costs would have to be reserved that could materially affect operating results.

Fixed Assets

Fixed assets are stated at cost, less accumulated depreciation. Depreciation is provided using the straight-line method based on estimated useful lives. Repair and maintenance costs are expensed as incurred. Upon retirement or sale, the costs of the assets disposed and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the determination of net loss.

Licensing Fees and Patent Costs

The Company has entered into a licensing agreement giving the Company the exclusive rights to certain patents and technologies and the right to market and distribute any products developed, subject to certain covenants. Payments made under this licensing agreement and costs associated with patent applications have generally been expensed as incurred, because recovery of these costs is uncertain. However, certain costs associated with patent applications for products and processes which have received regulatory approval and are available for commercial sale have been capitalized and are being amortized over their estimated economic life of 5 years. The amount of unamortized cost capitalized and included in other assets in the accompanying balance sheets at December 31, 2010 and 2011 was $38,629 and $36,667, respectively.

Income Taxes

Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax reporting bases of assets and liabilities and are measured by applying the enacted tax rates and laws to taxable years in which the differences are expected to reverse. The Company recognizes a deferred tax asset for the tax benefit of net operating loss carryforwards when it is more likely than not that the tax benefits will be realized and reduce the deferred tax asset with a valuation reserve when it is more likely than not that some portion of the tax benefits will not be realized.

We use a comprehensive model for the recognition, measurement, and financial statement disclosure of uncertain tax positions. Unrecognized tax benefits are the differences between tax positions taken, or expected to be taken, in tax returns, and the benefits recognized for accounting purposes.

Recent Accounting Pronouncements

In September 2009, the FASB issued new rules pertaining to the accounting for revenue arrangements with multiple deliverables. The new rules provide an alternative method for establishing fair value of a deliverable when vendor specific objective evidence cannot be determined. The guidance provides for the determination of the best estimate of selling price to separate deliverables and allows the allocation of arrangement consideration using this relative selling price model. The guidance supersedes the prior multiple element revenue arrangement accounting rules that are currently used by the Company. This guidance was adopted by the Company on January 1, 2011 and has not had a material impact on the Company's financial position or results of operations.

In September 2009, the FASB issued new rules which changed the accounting model for revenue arrangements that include both tangible products and software elements, such that tangible products containing both software and non-software components that function together to deliver the tangible product's essential functionality are no longer within the scope of software revenue guidance. This guidance was adopted by the Company on January 1, 2011 and has not had a material impact to the Company's financial position or results of operations.

In June 2011, the FASB issued new rules which require all nonowner changes in stockholders' equity to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments are effective for fiscal years beginning after December 15, 2011. This guidance was adopted by the Company on January 1, 2012 and will not have a material impact to the Company's financial position or results of operations.

Major Customers, Export Sales And Concentration Of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Major Customers, Export Sales And Concentration Of Credit Risk [Abstract]
Major Customers, Export Sales And Concentration Of Credit Risk

3. MAJOR CUSTOMERS, EXPORT SALES AND CONCENTRATION OF CREDIT RISK

For the three month period ended March 31, 2011, one major customer accounted for 11% of the Company's total revenue and two major customers accounted for 10% and 14% of total gross accounts receivable. For the three month period ended March 31, 2012, no major customers accounted for 10% or more of the Company's total revenue and one major customer accounted for 11% of total gross accounts receivable. International sales accounted for 23% of total revenue, for the three month periods ended March 31, 2011 and 2012, respectively.

17. Major Customers, Export Sales and Concentration of Credit Risk

As of December 31, 2010 no customer accounted for 10% or higher of total revenue and accounts receivable. As of December 31, 2011, no customer accounted for 10% or higher of total revenue and two customers accounted for 10% or higher of accounts receivable, net. During the years ended December 31, 2010 and 2011, international sales accounted for 20% and 23% of the total revenue, respectively. Company policy does not require collateral on accounts receivable balances.

Fixed Assets	12 Months Ended
Dec. 31, 2011
Fixed Assets [Abstract]
Fixed Assets

4. Fixed Assets

Fixed assets consisted of the following at December 31, 2010 and 2011, respectively:

	Estimated useful lives (years)
		December 31,
		2010	2011
Computer equipment	3-5	$902,216	$908,476
Manufacturing equipment	5	424,670	424,670
Office furniture	7	130,395	130,395
Sales demonstration and clinical equipment	3-5	1,159,202	1,214,849
Leasehold Improvements	Life of Lease	47,204	47,204

		2,663,687	2,725,594
Less-accumulated depreciation		2,473,393	2,543,483

		$190,294	$182,111

The Company recorded depreciation expense of $50,678 and $70,718 for the years ended December 31, 2010 and 2011, respectively.

Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Inventories

4. INVENTORIES

Inventories consist of the following:

	December 31, 2011	March 31, 2012
Raw materials	$1,120,450	$1,157,675
Work in process	6,586	6,546
Finished goods	375,087	326,270

	1,502,124	1,490,491

Inventory reserve	(1,057,746)	(1,022,051)

Total inventory, net	$444,377	$468,440

3. Inventory

Inventories consisted of the following at December 31, 2010 and 2011, respectively:

	December 31,
	2010	2011
Raw materials	$119,914	$62,704
Work in process	14,284	6,586
Finished goods	552,066	375,087

	$686,264	$444,377

Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Convertible Promissory Notes [Abstract]
Convertible Promissory Notes

5. CONVERTIBLE PROMISSORY NOTES

November 14, 2011 Convertible Promissory Notes

On November 14, 2011, the Company entered into a Convertible Note Purchase Agreement with two current shareholders of the Company, pursuant to which the Company issued senior unsecured convertible promissory notes (the "2011 Notes") in the aggregate principal amount of $600,000. As part of the financing, the Company issued a note to Mr. Roderick de Greef, the Company's Chairman of the Board, in the principal amount of $250,000 and a note to an existing shareholder in the principal amount of $350,000. The 2011 Notes converted into secured convertible promissory notes in an aggregate principal amount of $600,000 together with a corresponding amount of warrants and additional investment rights in connection with the Company's 2012 private placement financing described below.

The 2011 Notes were accounted for in accordance with Accounting Standards Codification ("ASC") 480—Distinguishing Liabilities from Equity and were recorded on the December 31, 2011 accompanying balance sheet at fair value.

January 17, 2012 and February 28, 2012 Secured Convertible Promissory Notes

In closings on January 17, 2012 and February 28, 2012, the Company issued and sold secured convertible promissory notes (the "2012 Notes") in the aggregate principal amount of $2,940,000, together with common stock warrants and additional investment rights described below, to new and current institutional and private accredited investors pursuant to the terms of two subscription agreements dated January 17, 2012 and a subscription agreement dated February 28, 2012 between the Company and the investors party thereto (collectively, the " 2012 Private Placement").

The 2012 Private Placement provided $2.9 million of gross proceeds, including the conversion of $600,000 of the 2011 Notes. The securities were offered and sold pursuant to an exemption from registration under Section 4(2) of the Securities Act of 1933, as amended.

The 2012 Notes are convertible into common stock of the Company at a conversion price of $0.11 per share. The conversion price of the 2012 Notes is subject to adjustment in certain circumstances. If the Company issues shares of common stock, or securities convertible into or exercisable for shares of common stock, at a price lower than the conversion price, then the conversion price of the 2012 Notes will, with limited exceptions, be adjusted to such lower price.

The 2012 Notes will mature on July 17, 2013 and bear interest at the rate of 8% per annum due and payable quarterly in arrears commencing March 31, 2012 and upon maturity. Interest on the 2012 Notes is payable in cash or, at the election of the Company, in shares of common stock, provided that (i) no Event of Default (as defined in the 2012 Notes) has occurred, (ii) the common stock is resellable without transfer or volume limitations, (iii) payment in common stock would not cause the investor to exceed the investor's Individual Ownership Threshold (as defined below), and (iv) 85% of the volume weighted average price per share of the Company's common stock for the 20 trading days ending on the due date of the interest payment being made (the "PIK Share Value") is at least $0.20. Common stock employed to pay interest will be valued at the PIK Share Value. In the event that the 2012 Notes are converted voluntarily by the holder at any time prior to July 17, 2013, the interest payable on the 2012 Note will be increased by an amount equal to $200 per $1,000 of converted principle amount of such 2012 Note, less any interest payments made with respect to the converted 2012 Note (the "Additional Interest"). The Additional Interest is payable in cash, or at the Company's election in common stock of the Company, at a conversion price equal to the PIK Share Value provided that certain conditions are met. In order for the Company to be able to pay the Additional Interest in common stock, the PIK Share Value must be at least $0.20 and the payment of Additional Interest in common stock must not cause the Investor to exceed the investor's Individual Ownership Threshold as defined in the 2012 Notes. Additionally, if the PIK Share Value is at least $0.20, the Note holder can elect to receive the Additional Interest in shares of common stock.

The Company has the limited ability to force the 2012 Note holders to convert the 2012 Notes in the event that the following conditions are met for each of the 20 consecutive trading days preceding conversion: (i) the closing bid price for the common stock is equal to or greater than 227% of the conversion price of the 2012 Notes, (ii) a registration statement registering for resale of all of the common stock issuable upon conversion of the 2012 Notes and exercise of the Warrants is effective and included therein as registered all of the common stock issuable upon conversion of the 2012 Notes and exercise of the Warrants (as defined below), and (iii) an Event of Default (as defined in the Note) or an event which with the passage of time would become an Event of Default has not occurred. If the foregoing conditions are met, the Company can force conversion of the 2012 Notes in an aggregate principal amount not to exceed 25% of the aggregate dollar trading volume of shares of the Company's common stock during the seven trading days immediately preceding the date on which the Company seeks to convert the 2012 Notes.

The 2012 Notes may be accelerated under certain circumstances, including upon a Fundamental Transaction (as defined below) or upon an Event of Default (as defined in the Note). In the event that (a) the Company effects any merger or consolidation with or into another entity, (b) the Company sells all or substantially all of its assets, (c) a tender offer or exchange offer is completed pursuant to which holders of the Company's common stock are permitted to tender or exchange their shares for other securities, cash or property, (d) the Company completes a stock purchase or other business combination whereby one or more persons acquire more than 50% of the outstanding shares of common stock of the Company, (e) any "person" or "group" (as defined for purposes of Sections 13(d) and 14(d) of the Securities Exchange Act of 1934, as amended) acquires, directly or indirectly, 50% of the aggregate common stock of the Company or (f) the Company effects any reclassification of the common stock or any compulsory share exchange pursuant to which the common stock is effectively converted into or exchanged for other securities, cash or property (other than a reverse merger) (each, a "Fundamental Transaction"), then until twenty business days after the Company notifies the Note holder of the occurrence of the Fundamental Transaction, the 2012 Note holder may elect to accelerate the maturity date of the 2012 Note as of the date of the Fundamental Transaction. Upon an Event of Default, then, at the option of the 2012 Note holder, all principal and interest under the 2012 Note then remaining unpaid will be immediately due and payable upon demand by the 2012 Note holder.

The 2012 Note holders may require the Company to redeem the 2012 Notes under certain other circumstances. In the event that the Company is prohibited from issuing the conversion shares, upon the occurrence of any Event of Default, upon the occurrence of a Change in Control (as defined in the Subscription Agreement), or upon the liquidation, dissolution or winding up of the Company, at the investor's election, the Company must pay to each investor a sum of money determined by multiplying the outstanding principal amount of the 2012 Note designated by each such investor by, at such investor's election, the greater of (i) 120%, or (ii) a fraction the numerator of which is the highest closing price of the common stock for the thirty (30) days preceding the date demand is made by the investor and the denominator of which is the lowest applicable conversion price during such thirty (30) day period, plus accrued but unpaid interest and any other amounts due to the investor (the "Mandatory Redemption Payment"). Upon the payment of the Mandatory Redemption Payment, the corresponding 2012 Note principal, interest and other amounts will be deemed paid and no longer outstanding.

The 2012 Notes are secured by all of the assets of the Company in connection with which the Company has entered into a Security Agreement granting a first priority security interest in all of the assets of the Company and appointing a collateral agent to act on behalf of the investors with respect to the collateral.

Under the terms of the 2012 Private Placement, the Company issued to the Investors warrants (the "Warrants") to purchase an aggregate of 26,727,266 shares of common stock (which is equal to 100% of the shares of common stock underlying the 2012 Notes as of the closing of the 2012 Private Placement) at an exercise price of $0.15 per share (which is equal to 125% of the closing price of the common stock on January 13, 2012). The exercise price of the Warrants is subject to adjustment in certain circumstances. If the Company issues shares of common stock, or securities convertible into or exercisable for shares of common stock, at a price lower than the exercise price, then the exercise price of the Warrants will, with limited exceptions, be adjusted to such lower price. The Warrants will terminate on January 17, 2016.

Under the terms of the 2012 Private Placement, the Company also issued to the investors additional investment rights (the "AIRs") granting each investor the right to purchase an additional principal amount of 2012 Notes equal to 25% of the original principal amount of 2012 Notes purchased by such investor at the closing of the 2012 Private Placement and a corresponding amount of Warrants, at any time prior to July 15, 2012.

The 2012 Notes may not be converted, and the Warrants may not be exercised, to the extent such conversion or exercise would cause the holder, together with the holder's affiliates, to beneficially own a number of shares of common stock which would exceed 4.99% of the Company's then outstanding shares of common stock following such conversion or exercise, except that any investor may increase or waive the 4.99% conversion limitation, in whole or in part, by designating a higher amount on such investor's signature page to the Subscription Agreement and also following the closing date upon and effective after 61 days prior written notice to the Company (the "Individual Ownership Limit").

Pursuant to the Subscription Agreements, the Company filed a registration statement registering the shares of common stock underlying the 2012 Notes and Warrants April 13, 2012. The Company will use commercially reasonable efforts to cause the registration statement to be declared effective as soon as practicable but in any event on or before June 1, 2012. In the unanticipated event that the registration statement is not declared effective by the applicable deadline, the Company will pay to each investor an amount equal to 0.5% of the principal amount of the outstanding 2012 Notes and purchase price of the Shares and Warrant Shares issued upon conversion of the 2012 Notes and exercise of the Warrants for each 30 day period after the deadline until the registration statement is declared effective, as applicable (or such lesser pro-rata amount for any period of less than 30 days), up to a maximum of 5% of the 2012 Note principal plus the aggregate actual Warrant exercise prices (the "Liquidated Damages"). Further, the Company will be required to pay Liquidated Damages if the registration statement, after being filed and declared effective, ceases to be effective without being succeeded within 22 business days by an effective replacement or amended registration statement, or for a period of time that exceeds 45 days in the aggregate per year.

Pursuant to the Subscription Agreements, the Company agreed to certain positive and negative covenants as set forth in the Subscription Agreements, the 2012 Notes and the Warrants (collectively, the "Transaction Documents"). The holders of at least sixty-five percent (65%) of each affected component of the securities issued in the 2012 Private Placement and upon any Additional Offering (as defined below) may consent to take or forebear from any action permitted under or in connection with the Transaction Documents, modify any Transaction Documents or waive any default or requirement applicable to the Company or the investors under the Transaction Documents provided the effect of such action does not waive any accrued interest or damages and further provided that the relative rights of the Investors to each other remains unchanged.

For a year following January 17, 2012, with limited exceptions, the investors have a right of first refusal with respect to any proposed sale by the Company of its common stock or other securities or equity linked debt obligations. If all 2012 Note holders do not exercise their pro rata share, then the participating 2012 Note holders can take up the balance of the financing round pro rata.

  9. Convertible Promissory Notes

On November 14, 2011, the Company entered into a Convertible Note Purchase Agreement with two current shareholders of the Company, pursuant to which the Company issued senior unsecured convertible promissory notes (the " 2011 Notes") in the aggregate principal amount of $600,000. As part of the financing, the Company issued a note to Mr. Roderick de Greef, the Company's Chairman of the Board, in the principal amount of $250,000 and a note to an existing shareholder in the principal amount of $350,000. The 2011 Notes converted into secured convertible promissory notes in an aggregate principal amount of $600,000 together with a corresponding amount of warrants and additional investment rights in connection with the Company's 2012 private placement financing described in Note 18.

At December 31, 2011, the 2011 Notes were due and payable by the Company on November 14, 2012 and could not be prepaid by the Company. The 2011 Notes were unsecured, but were senior to all then outstanding debt or equity of the Company on any liquidation, dissolution or winding up of the Company or in the case of the sale of the Company. The 2011 Notes bore a one-time interest amount equal to 10% percent of the principal amount of the 2011 Notes, paid in full on November 14, 2011 through the issuance of 408,163 shares of common stock of the Company determined by the product of 10% percent of the principal amount of the Notes divided by the volume weighted average price ("VWAP") of the common stock for the ten trading days prior to but not including the Closing Date, which was $0.15.

Subject to the conditions set forth in the 2011 Notes financing agreement, the 2011 Notes were to convert automatically upon the closing of an offering by the Company of equity securities or debt convertible into equity securities on or before December 31, 2011 in a single or series of related closings, with immediately available gross proceeds of at least $2,500,000, excluding amounts represented by the 2011 Notes (a "Qualified Financing"), into securities with the same rights, priorities and privileges as are purchased in the Qualified Financing, based on a conversion ratio equal to the principal amount of the 2011 Notes divided by the price per share paid in the Qualified Financing in the case of an equity financing, or into a debt instrument or instruments of the same class and series issued to other investors in the Qualified Financing, including any warrants issued in connection therewith, having an original principal amount equal to the outstanding principal balance of the 2011 Notes in the case of a convertible debt financing.

In the event that the Company completed an equity financing that did not qualify as a Qualified Financing (a "Financing") pursuant to the November 2011 financing agreement, then the holders of the 2011 Notes, in most circumstances, had the option to convert the 2011 Notes into securities with the same rights, priorities and privileges as are purchased in the Financing, based on a conversion ratio equal to the principal amount of the 2011 Notes divided by the price per share paid in the Financing. In the event that the Company did not complete a Qualified Financing or a Financing on or before December 31, 2011, then the holders of the 2011 Notes had the option to convert the 2011 Notes into shares of common stock based on a conversion ratio equal to the principal amount of the 2011 Note divided by the VWAP of the common stock for the ten trading days prior to but not including the date on which the holder delivers written notice of his intention to convert the 2011 Notes. The 2011 Notes are accounted for in accordance with Accounting Standards Codification ("ASC") 480—Distinguishing Liabilities from Equity and are recorded on the accompanying balance sheet at fair value.

In closing on January 17, 2012 and February 28, 2012, the Company issued and sold secured convertible promissory notes (the "2012 Notes") in the aggregate principal amount of $2,940,000 together with common stock warrants and additional investment rights described below to new and current institutional and private accredited investors pursuant to the terms of two Subscription Agreements dated January 17, 2012 and a Subscription Agreement dated February 28, 2012 between the Company and the investors party thereto (collectively, the " 2012 Private Placement").

The 2012 Private Placement provided $2.9 million of gross proceeds, including the conversion of $600,000 of the 2011 Notes. The securities were offered and sold pursuant to an exemption from registration under Section 4(2) of the Securities Act of 1933, as amended.

The 2012 Notes are convertible into common stock of the Company at a conversion price of $0.11 per share. The conversion price of the 2012 Notes is subject to adjustment in certain circumstances. If the Company issues shares of common stock, or securities convertible into or exercisable for shares of common stock, at a price lower than the conversion price, then the conversion price of the 2012 Notes will, with limited exceptions, be adjusted to such lower price.

The 2012 Notes will mature on July 17, 2013 and bear interest at the rate of 8% per annum due and payable quarterly in arrears commencing March 31, 2012 and upon maturity. Interest on the 2012 Notes is payable in cash or, at the election of the Company, in shares of common stock, provided that (i) no Event of Default (as defined in the 2012 Notes) has occurred, (ii) the common stock is resellable without transfer or volume limitations, (iii) payment in common stock would not cause the investor to exceed the investor's Individual Ownership Threshold (as defined below), and (iv) 85% of the volume weighted average price per share of the Company's common stock for the 20 trading days ending on the due date of the interest payment being made (the "PIK Share Value") is at least $0.20. Common stock employed to pay interest will be valued at the PIK Share Value. In the event that the 2012 Notes are converted voluntarily by the holder at any time prior to July 17, 2013, the interest payable on the 2012 Note will be increased by an amount equal to $200 per $1,000 of converted principle amount of such 2012 Note, less any interest payments made with respect to the converted 2012 Note (the "Additional Interest"). The Additional Interest is payable in cash, or at the Company's election in common stock of the Company, at a conversion price equal to the PIK Share Value provided that certain conditions are met. In order for the Company to be able to pay the Additional Interest in common stock, the PIK Share Value must be at least $0.20 and the payment of Additional Interest in common stock must not cause the Investor to exceed the investor's Individual Ownership Threshold as defined in the 2012 Notes. Additionally, if the PIK Share Value is at least $0.20, the Note holder can elect to receive the Additional Interest in shares of common stock.

The Company has the limited ability to force the 2012 Note holders to convert the 2012 Notes in the event that the following conditions are met for each of the 20 consecutive trading days preceding conversion: (i) the closing bid price for the common stock is equal to or greater than 227% of the conversion price of the 2012 Notes, (ii) a registration statement registering for resale of all of the common stock issuable upon conversion of the 2012 Notes and exercise of the Warrants is effective and included therein as registered all of the common stock issuable upon conversion of the 2012 Notes and exercise of the Warrants (as defined below), and (iii) an Event of Default (as defined in the Note) or an event which with the passage of time would become an Event of Default has not occurred. If the foregoing conditions are met, the Company can force conversion of the 2012 Notes in an aggregate principal amount not to exceed 25% of the aggregate dollar trading volume of shares of the Company's common stock during the seven trading days immediately preceding the date on which the Company seeks to convert the 2012 Notes.

The 2012 Notes may be accelerated under certain circumstances, including upon a Fundamental Transaction (as defined below) or upon an Event of Default (as defined in the Note). In the event that (a) the Company effects any merger or consolidation with or into another entity, (b) the Company sells all or substantially all of its assets, (c) a tender offer or exchange offer is completed pursuant to which holders of the Company's common stock are permitted to tender or exchange their shares for other securities, cash or property, (d) the Company completes a stock purchase or other business combination whereby one or more persons acquire more than 50% of the outstanding shares of common stock of the Company, (e) any "person" or "group" (as defined for purposes of Sections 13(d) and 14(d) of the Securities Exchange Act of 1934, as amended) acquires, directly or indirectly, 50% of the aggregate common stock of the Company or (f) the Company effects any reclassification of the common stock or any compulsory share exchange pursuant to which the common stock is effectively converted into or exchanged for other securities, cash or property (other than a reverse merger) (each, a "Fundamental Transaction"), then until twenty business days after the Company notifies the Note holder of the occurrence of the Fundamental Transaction, the 2012 Note holder may elect to accelerate the maturity date of the 2012 Note as of the date of the Fundamental Transaction. Upon an Event of Default, then, at the option of the 2012 Note holder, all principal and interest under the 2012 Note then remaining unpaid will be immediately due and payable upon demand by the 2012 Note holder.

The 2012 Note holders may require the Company to redeem the 2012 Notes under certain other circumstances. In the event that the Company is prohibited from issuing the conversion shares, upon the occurrence of any Event of Default, upon the occurrence of a Change in Control (as defined in the Subscription Agreement), or upon the liquidation, dissolution or winding up of the Company, at the investor's election, the Company must pay to each investor a sum of money determined by multiplying the outstanding principal amount of the 2012 Note designated by each such investor by, at such investor's election, the greater of (i) 120%, or (ii) a fraction the numerator of which is the highest closing price of the common stock for the thirty (30) days preceding the date demand is made by the investor and the denominator of which is the lowest applicable conversion price during such thirty (30) day period, plus accrued but unpaid interest and any other amounts due to the investor (the "Mandatory Redemption Payment"). Upon the payment of the Mandatory Redemption Payment, the corresponding 2012 Note principal, interest and other amounts will be deemed paid and no longer outstanding.

The 2012 Notes are secured by all of the assets of the Company in connection with which the Company has entered into a Security Agreement granting a first priority security interest in all of the assets of the Company and appointing a collateral agent to act on behalf of the investors with respect to the collateral.

Under the terms of the 2012 Private Placement, the Company issued to the Investors warrants (the "Warrants") to purchase an aggregate of 26,727,266 shares of common stock (which is equal to 100% of the shares of common stock underlying the 2012 Notes as of the closing of the 2012 Private Placement) at an exercise price of $0.15 per share (which is equal to 125% of the closing price of the common stock on January 13, 2012). The exercise price of the Warrants is subject to adjustment in certain circumstances. If the Company issues shares of common stock, or securities convertible into or exercisable for shares of common stock, at a price lower than the exercise price, then the exercise price of the Warrants will, with limited exceptions, be adjusted to such lower price. The Warrants will terminate on January 17, 2016.

Under the terms of the 2012 Private Placement, the Company also issued to the investors additional investment rights (the "AIRs") granting each investor the right to purchase an additional principal amount of 2012 Notes equal to 25% of the original principal amount of 2012 Notes purchased by such investor at the closing of the 2012 Private Placement and a corresponding amount of Warrants, at any time prior to July 15, 2012.

The 2012 Notes may not be converted, and the Warrants may not be exercised, to the extent such conversion or exercise would cause the holder, together with the holder's affiliates, to beneficially own a number of shares of common stock which would exceed 4.99% of the Company's then outstanding shares of common stock following such conversion or exercise, except that any investor may increase or waive the 4.99% conversion limitation, in whole or in part, by designating a higher amount on such investor's signature page to the Subscription Agreement and also following the closing date upon and effective after 61 days prior written notice to the Company (the "Individual Ownership Limit").

Pursuant to the Subscription Agreements, the Company agreed to file a registration statement registering the shares of common stock underlying the 2012 Notes and Warrants by no later than April 15, 2012. The Company will use commercially reasonable efforts to cause the registration statement to be declared effective as soon as practicable but in any event on or before June 1, 2012. In the unanticipated event that the Company fails to file the registration statement or the registration statement is not declared effective by the applicable deadline, the Company will pay to each investor an amount equal to 0.5% of the principal amount of the outstanding 2012 Notes and purchase price of the Shares and Warrant Shares issued upon conversion of the 2012 Notes and exercise of the Warrants for each 30 day period after the deadline until the registration statement is filed or declared effective, as applicable (or such lesser pro-rata amount for any period of less than 30 days), up to a maximum of 5% of the 2012 Note principal plus the aggregate actual Warrant exercise prices (the "Liquidated Damages"). Further, the Company will be required to pay Liquidated Damages if the registration statement, after being filed and declared effective, ceases to be effective without being succeeded within 22 business days by an effective replacement or amended registration statement, or for a period of time that exceeds 45 days in the aggregate per year.

Pursuant to the Subscription Agreements, the Company agreed to certain positive and negative covenants as set forth in the Subscription Agreements, the 2012 Notes and the Warrants (collectively, the "Transaction Documents"). The holders of at least sixty-five percent (65%) of each affected component of the securities issued in the 2012 Private Placement and upon any Additional Offering (as defined below) may consent to take or forebear from any action permitted under or in connection with the Transaction Documents, modify any Transaction Documents or waive any default or requirement applicable to the Company or the investors under the Transaction Documents provided the effect of such action does not waive any accrued interest or damages and further provided that the relative rights of the Investors to each other remains unchanged.

For a year following January 17, 2012, with limited exceptions, the investors have a right of first refusal with respect to any proposed sale by the Company of its common stock or other securities or equity linked debt obligations. If all 2012 Note holders do not exercise their pro rata share, then the participating 2012 Note holders can take up the balance of the financing round pro rata.

Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets

5. Other Assets

Other assets consisted of the following at December 31, 2010 and 2011, respectively:

	Estimated useful lives (years)
		December 31,
		2010	2011
Capitalized software development costs	3	$1,482,728	$1,482,728
Patents	5	228,548	228,548
Other assets		11,509	41,597

		1,722,785	1,752,873

	Estimated useful lives (years)
		December 31,
		2010	2011
Less-accumulated amortization		1,672,647	1,674,609

		$50,138	$78,264

The Company recorded amortization expense of $3,948 and $1,963 for the years ended December 31, 2010 and 2011, respectively.

Financial Instruments-Derivatives And Hedging	3 Months Ended
Mar. 31, 2012
Financial Instruments-Derivatives And Hedging [Abstract]
Financial Instruments-Derivatives And Hedging

6. FINANCIAL INSTRUMENTS—DERIVATIVES AND HEDGING

January 17, 2012 and February 28, 2012 Secured Convertible Promissory Notes

At the date of issuances of the 2012 Notes, based upon evaluation under applicable ASC No. 815-15 Derivatives and Hedging guidance, the Company determined that the 2012 Notes included a conversion price constituting an embedded derivative. The aggregate fair value of the related derivative liabilities at inception was determined to be $125,000 and $20,240, respectively, and are recorded as "Embedded Derivative Liability on Convertible Note" in the accompanying balance sheet.

More specifically, the Company is subject to the embedded derivative guidance within ASC 815-15 due to the fact that the related contracts are not indexed to its own stock, as specified by ASC No. 815-40, "Derivatives and Hedging-Contracts in Entity's Own Equity", and meet each of the three criteria specified in ASC 815-15-25-1. The derivatives are accounted for and classified as a "Embedded Derivative Liability on Convertible Note" within the liabilities section of the balance sheet. The change in the fair value of the derivatives is reported in the statements of operations and in the "Cash flows from operating activities" section of the statements of cash flows.

January 17, 2012 and February 28, 2012 Warrants

At the date of issuances of the 2012 Notes, based upon evaluation under applicable ASC No. 815 Derivatives and Hedging guidance, the Company determined that the financial instrument constituted derivatives. The aggregate fair value of the derivative liabilities at inception was determined to be $2,954,545, and $480,000, respectively, and are recorded as "Derivative Warrant Liability" in the accompanying balance sheet.

More specifically, the Company is subject to a derivative warrant liability instrument due to the fact that the related contracts are not indexed to its own stock, as specified by ASC No. 815-40, "Derivatives and Hedging-Contracts in entity's Own Equity". The derivatives are accounted for and classified as a "Derivative warrant liability" within the liabilities section of the balance sheet. The change in the fair value of the derivatives is reported in the statements of operations and in the "Cash flows from operating activities" section of the statements of cash flows.

At the January 17, 2012 and February 28, 2012 issuance dates, since the Embedded Derivative Liability in Convertible Note of $125,000 and $20,240, respectively and the fair value balances of the Derivative Warrant Liability of $2,954,545 and $480,000, respectively, exceeded the actual proceeds of $2,940,000 from the secured convertible promissory note host instrument, in the aggregate, the excess difference of $639,785 in total has been reflected as "Interest expense" within the accompanying statement of operations for the quarter ended March 31, 2012. The Company has recorded a debt discount of $2,940,000, which it will amortize over the term of the related debt instrument using the effective interest method.

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses

7. Accrued Expenses

Accrued expenses consisted of the following at December 31, 2010 and 2011, respectively:

	December 31,
	2010	2011
Accrued employee compensation	$270,706	$187,544
Deferred revenue	260,564	275,295
Deferred rent	102,029	64,627
Accrued product warranty costs	14,609	23,933
Accrued professional fees	185,921	248,217
Accrued other	192,146	210,078

	$1,025,975	$1,009,694

Financial Instruments-Fair Value	3 Months Ended
Mar. 31, 2012
Financial Instruments-Fair Value [Abstract]
Financial Instruments-Fair Value

7. FINANCIAL INSTRUMENTS—FAIR VALUE

January 17, 2012 and February 28, 2012 Secured Convertible Promissory Notes

At the date of issuance of the 2012 Notes, based upon evaluation under applicable ASC No. 815-15 Derivatives and Hedging guidance, the Company determined that the 2012 Notes included a conversion price constituting an embedded derivative. The fair value of the embedded derivative liability at issuance was determined using the Monte Carlo simulation. The derivative liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about the future activities and the Company's stock prices and historical volatility inputs. See Note 8 for disclosure regarding the fair value measurements topic of the FASB Codification. Level 3 is defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The fair value of the embedded derivative liabilities was estimated at issuances of January 17, 2012 and February 28, 2012 and March 31, 2012 using the Monte Carlo simulation with the following assumptions:

	January 17, 2012	February 28, 2012	March 31, 2012
Common Share Price	$0.12	$0.10	$0.08
Volatility	80.00%	80.00%	80.00%
Drift/Risk-Free Rate	0.56%	0.63%	0.78%
Forecast Horizon (Years)	4.00	3.83	3.70
Number of Steps	1,000	958	926
Step Size	0.0040	0.0040	0.0040

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using significant unobservable inputs (Level 3).

	January 17, 2012	February 28, 2012
Fair Value of Embedded Derivative Liability at Issuance	$125,000	$20,240

Increase/(Decrease) in Fair Value at March 31, 2012	(52,500)	(7,480)

Balance at March 31, 2012	$72,500	$12,760

January 17, 2012 and February 28, 2012 Warrants

Pursuant to the Subscription Agreements dated January 17, 2012 and February 28, 2012, the Company issued to the Investors warrants (the "Warrants") to purchase an aggregate of 22,727,266, and 4,000,000 shares of common stock, respectively. The fair value of the warrant liability at each issuance was determined using the Monte Carlo simulation. The derivative liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about the future activities and the Company's stock prices and historical volatility inputs. Level 3 is defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The fair value of the warrant liability was estimated at issuance of January 17, 2012 and February 28, 2012 and March 31, 2012 using the Monte Carlo simulation with the following assumptions:

	January 17, 2012	February 28, 2012	March 31, 2012
Common Share Price	$0.12	$0.10	$0.08
Volatility	80.00%	80.00%	80.00%
Drift/Risk-Free Rate	0.56%	0.63%	0.78%
Forecast Horizon (Years)	4.00	3.83	3.70
Number of Steps	1,000	958	926
Step Size	0.0040	0.0040	0.0040

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using significant unobservable inputs (Level 3).

	January 17, 2012	February 28, 2012
Fair Value of Embedded Derivative Liability at Issuance	$2,954,545	$480,000

Increase/(Decrease) in Fair Value at March 31, 2012	(454,546)	(40,000)

Balance at March 31, 2012	$2,499,999	$440,000

Capital Lease	12 Months Ended
Dec. 31, 2011
Capital Lease [Abstract]
Capital Lease

8. Capital Lease

The Company is the lessee of office equipment under a capital lease expiring in 2015. The assets and liabilities under capital leases are recorded at the lower of the present value of the minimum lease payments or the fair value of the asset. The assets are amortized over their estimated productive lives. Amortization of assets under capital leases is included in depreciation expense for fiscal year 2010 and 2011.

Following is a summary of property held under capital leases as of December 31, 2010 and 2011, respectively:

	December 31,
	2010	2011
Office equipment	$37,190	$37,190
Accumulated amortization	(3,478)	(8,487)

	$33,712	$28,703

Minimum future lease payments under capital leases as of December 31, 2011, were as follows:

Amount
2012	$14,239
2013	14,239
2014	14,239
2015	1,186

Amount
Net minimum lease payments	43,903
Amount representing interest	(15,200)

Present value of net minimum lease payments	$28,703

Interest rate on capital leases is 29% and is imputed based on the lower of the Company's incremental borrowing rate at the inception of each lease or the lessor's implicit rate of return. Certain capital leases provide renewal or purchase options.

Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

8. FAIR VALUE MEASUREMENT

The Fair Value Measurements topic of the FASB Codification establishes a framework for measuring fair value in accordance with GAAP, clarifies the definition of fair value within that framework and expands disclosures about fair value measurements. This guidance requires disclosure regarding the manner in which fair value is determined for assets and liabilities and establishes a three-tiered value hierarchy into which these assets and liabilities must be grouped, based upon significant levels of inputs as follows:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•

Level 2—Observable inputs, other than Level 1 prices, such as quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

•

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy. Financial liabilities measured at fair value on a recurring basis at March 31, 2012 are summarized below:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Liabilities at Fair Value
Liabilities
Convertible Promissory Notes Payable, net discount			$51,310	$51,310
Embedded Derivative Liability in Convertible Note			85,260	85,260
Warrant Derivative Liability			2,939,999	2,939,999

Total liabilities	$—	$—	$3,076,569	$3,076,569

The fair value of the embedded derivative liability and warrant liability at issuance was determined using a continuous-variable stochastic process in the form of a Monte-Carlo Simulation which includes unobservable inputs supported by little or no market activity, such as various probabilities of occurrences of certain future events. The Monte-Carlo simulation expresses potential future scenarios, that when simulated thousands of times, can be viewed statistically to ascertain fair value, based upon a widely accepted drift calculation, the volatility of the asset, incremental time steps, and a random component known as the Weiner process, which introduces the dynamic behavior in the asset price. Based on our existing business plans, we also contemplated future equity raises of our Company's stock and the impact on the valuation of the embedded derivative liability if our stock price is below the exercise price at the estimated date of the projected future capital raise. We used the closing price of our stock as of the valuation date for measurement date fair value.

The following tables present quantitative information about Level 3 Fair Value Measurements:

	Fair Value March 31, 2012	Valuation Technique(s)	Unobservable Input
Embedded Derivative in Convertible Notes	$72,500	Monte Carlo Simulation	Volatility
			Drift
			Forecast Horizon

Embedded Derivative in Convertible Notes	$12,760	Monte Carlo Simulation	Volatility
			Drift
			Forecast Horizon

	$85,260

	Fair Value March 31, 2012	Valuation Technique(s)	Unobservable Input
Warrant Derivative Liability	$440,000	Monte Carlo Simulation	Volatility
			Drift
			Forecast Horizon

Warrant Derivative Liability	$2,499,999	Monte Carlo Simulation	Volatility
			Drift
			Forecast Horizon

	$2,939,999

The Company's stock price has the most significant influence on the fair value of its embedded derivative liability. An increase in the Company's common stock price would cause the fair value of the embedded derivative liability to increase. A decrease in the Company's stock price would likewise cause the fair value of the embedded derivative liability to decrease and result in a credit to the Company's statement of operations.

Valuation policies and procedures are managed by our finance group, which regularly monitors fair value measurements. Fair value measurements, including those categorized within Level 3, are prepared and reviewed on their issuance date and then on a quarterly basis and any third-party valuations are reviewed for reasonableness and compliance with the Fair Value Measurement Topic of the FASB's Accounting Standards Codification. Specifically, we compare prices received from our various pricing service to prices reported by the custodian or third-party investment advisors, and we perform a review of the inputs, validating that they are reasonable and observable in the marketplace, if and as applicable.

The Company's carrying value of other financial instruments including accounts receivable and accounts payable approximate fair value on March 31, 2012.

  6. Fair Value Measurement

The Fair Value Measurements topic of the FASB Codification establishes a framework for measuring fair value in accordance with U.S. GAAP, clarifies the definition of fair value within that framework and expands disclosures about fair value measurements. This guidance requires disclosure regarding the manner in which fair value is determined for assets and liabilities and establishes a three-tiered value hierarchy into which these assets and liabilities must be grouped, based upon significant levels of inputs as follows:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•

Level 2—Observable inputs, other than Level 1 prices, such as quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

•

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy. Financial liabilities measured at fair value on a recurring basis at December 31, 2011 are summarized below:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Liabilities at Fair Value
Liabilities
Convertible Notes Payable		$600,000		$600,000

Total liabilities	$—	$600,000	$—	$600,000

The fair value of the convertible notes payable was determined based upon current credit adjusted borrowing rates that are currently available to the Company for loans with similar terms and average maturities.

Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Convertible Preferred Stock [Abstract]
Convertible Preferred Stock

9. CONVERTIBLE PREFERRED STOCK

The Company's authorized capital stock includes 2,000,000 shares of $0.001 par value preferred stock. The preferred stock may be issued at the discretion of the Board of Directors (without further stockholder approval) with such designations, rights and preferences as the Board of Directors may determine from time to time. This preferred stock may have dividend, liquidation, redemption, conversion, voting or other rights, which may be more expansive than the rights of the holders of the Company's common stock.

Total shares of preferred stock issued and outstanding at December 31, 2011 and March 31, 2012, respectively, were as follows:

	December 31, 2011	March 31, 2012
Series C-1 Convertible Preferred
Shares issued and outstanding	5,000	5,000
Liquidation preference and redemption value	$12,500,000	$12,500,000

Series D Convertible Preferred
Shares issued and outstanding	1,670	1,670
Liquidation preference and redemption value	$1,670,000	$1,670,000

Total Convertible Preferred
Shares issued and outstanding	6,670	6,670
Liquidation preference and redemption value	$14,170,000	$14,170,000

The preferred stock is entitled to dividends when and if declared by the Board of Directors prior to the payment of any such dividends to the holders of common stock. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of the preferred stock then outstanding are entitled to be paid out of the assets of the corporation before any payment is made to the holders of common stock. Each holder of the preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the preferred stock is convertible on any matter reserved to the stockholders of the Company for their action at any meeting of the stockholders of the corporation.

Series C and Series C-1 Convertible Preferred Stock

On March 21, 2007, the Company and St. Jude Medical entered into an agreement for the sale of $12.5 million of the Company's Series C Convertible Preferred Stock (the "Series C Preferred Stock") to St. Jude Medical resulting in $11.7 million of proceeds, net of issuance costs. Under the terms of the financing, the Company issued and sold 5,000 shares of its Series C Preferred Stock at a purchase price of $2,500 per share (the "Series C Original Issue Price"). Each share of Series C Preferred Stock was convertible into a number of shares of common stock equal to $2,500 divided by the conversion price of the Series C Preferred Stock, which was initially $2.99. Each share of Series C Preferred Stock was convertible into approximately 836.12 shares of common stock. The total number of shares of common stock initially issuable upon conversion of the 5,000 shares of Series C Preferred Stock issued and sold in the financing was approximately 4,180,602.

The holders of the Series C Preferred Stock were entitled to receive cumulative cash dividends at the rate of eight percent (8%) of the Series C Original Issue Price per year (the "Series C Dividend") on each outstanding share of Series C Preferred Stock, provided, however, that the Series C Dividend is only payable when, and if declared by the Board of Directors. The Series C Dividend was payable prior and in preference to any declaration or payment of any dividend on common stock, other series of Preferred Stock or any other capital stock of the Company.

The conversion price feature of the Series C Preferred Stock was subject to adjustment in certain circumstances if the Company issued shares of common stock under those circumstances on or before March 21, 2008 at a purchase price below the conversion price of the Series C Preferred Stock. No additional shares were issued as a result of this provision.

The holders of Series C Preferred Stock were entitled to receive, prior and in preference to any distribution of the proceeds from any liquidation (including change-in-control events), dissolution or winding up of the Company, whether voluntary or involuntary, to holders of common stock, other series of preferred stock or any other capital stock of the Company, an amount per share equal to the Series C Preferred Stock par value, plus declared but unpaid dividends on such shares.

The holders of Series C Preferred Stock were entitled to vote, on an as-if converted basis, along with holders of the Company's common stock on all matters on which holder of common stock were entitled to vote.

In order to be able to issue securities in the Series D Financing, described below, that are senior to the Series C Preferred Stock previously issued by the Company, the Company entered into a Share Exchange Agreement with St. Jude Medical, dated as of December 23, 2009, pursuant to which St. Jude Medical exchanged 5,000 shares of the Company's Series C Preferred Stock, representing 100% of the issued and outstanding shares of Series C Preferred Stock, for 5,000 newly issued shares of the Company's Series C-1 Convertible Preferred Stock (the "Series C-1 Preferred Stock"). The terms of the Series C-1 Preferred Stock are substantially the same as the terms of the Series C Preferred Stock except that the Series C-1 Preferred Stock is junior to the Series D Preferred Stock in the event of a liquidation or a deemed liquidation of the Company.

In the event of a liquidation of the Company (including an Acquisition Transaction or Asset Transfer, each as defined in the Series C-1 Certificate of Designation), the holders of Series C-1 are entitled to receive an amount equal to the Deemed Series C-1 Original Issue Price plus declared but unpaid dividends after the payment to the holders of Series D Preferred Stock, but before any amount to the holders of common stock, and all other equity or equity equivalent securities of the Company other than those securities that are explicitly senior to or on parity with the Series C-1 Preferred Stock with respect to liquidation preference.

Under guidance issued by the Emerging Issues Task Force ("EITF") of the FASB, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity if they are redeemable (i) at a fixed or determinable price on a fixed or determinable date, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. Accordingly, the Company classified the Series C-1 Preferred Stock outside of permanent equity based on the rights of the Series C-1 Preferred Stock in a deemed liquidation.

Series D Convertible Preferred Stock

On December 23, 2009, the Company issued and sold 1,852 shares of the Company's Series D Convertible Preferred Stock (the "Series D Preferred Stock") and common stock warrants described below to new and current institutional and private investors pursuant to the terms of a Securities Purchase Agreement dated December 23, 2009 between the Company and the purchasers of Series D Preferred Stock (the "Series D Financing"). The aggregate proceeds from the Series D Financing were $1.8 million, net of issuance costs.

Under the terms of the Series D Financing, the Company issued 1,852 shares of its Series D Preferred Stock at a purchase price of $1,000 per share (the "Series D Original Issue Price"). Each share of Series D Preferred Stock is convertible into a number of shares of common stock of the Company equal to $1,000 divided by the conversion price of the Series D Preferred Stock, which is initially $0.082, representing a 15% premium to the 20-day trailing average of the Company's closing common stock price as of December 21, 2009 (the "Closing Price"). Each share of Series D Preferred Stock is currently convertible into approximately 12,195 shares of common stock. The total number of shares of common stock initially issuable upon conversion of the 1,852 shares of Series D Preferred Stock issued and sold in the financing is 22,585,366, or approximately 32.69% of the Company's issued and outstanding common stock assuming that all outstanding shares of preferred stock are converted to common stock.

The Company also issued to the investors in the Series D Financing two types of warrants. The first warrant, which expired on December 23, 2010, entitled the investor to purchase a number of shares of common stock equal to 50% of the number of shares of common stock into which the Series D Preferred Stock purchased by the investor is convertible (the "Short-Term Warrant"). A total of 11,292,686 shares of common stock were issuable under the Short-Term Warrants. The exercise price of the Short-Term Warrants was $0.107 per share, which is 150% of the Closing Price. In May 2010, certain of the investors exercised their Short-Term Warrants, resulting in the issuance of 4,268,294 shares of common stock of the Company. In December 2010, the remaining outstanding Short-Term Warrants were exercised resulting in the issuance of 7,024,392 shares of common stock of the Company. The second warrant, which would have expired on December 23, 2014, entitled the investor to purchase a number of shares of common stock equal to 30% of the number of shares of common stock into which the Series D Preferred Stock purchased by the investor was convertible (the "Long-Term Warrant"). A total of 6,775,611 shares of common stock were issuable under the Long-Term Warrants. The exercise price of the Long-Term Warrants was $0.142 per share, or 200% of the Closing Price. Pursuant to the terms of the Long-Term Warrant, the Company called the Long-Term Warrants in May 2010 resulting in the issuance of 6,775,611 shares of common stock of the Company.

An analysis was performed on the exercise and settlement provisions of the Long-Term and Short-Term Warrants as of December 23, 2009. As a result, it was determined that they were not considered derivative instruments under Accounting Standards Codification 815—Derivatives and Hedging ("ASC 815") as they met the scope exception since they are both indexed to the Company's own stock and are classified in stockholders' deficit in the Company's balance sheet.

The conversion price of the Series D Preferred Stock is subject to adjustment in certain circumstances. If the Company issues shares of common stock at a purchase price below the conversion price of the Series D Preferred Stock at any time on or before August 23, 2011, the conversion price of the Series D Preferred Stock will be adjusted as set forth in the Series D Certificate of Designation (as defined below). In determining the appropriate accounting for the conversion feature for the Series D Preferred Stock, the Company determined that the conversion feature does not require bifurcation, and as a result is not considered a derivative under the provisions of ASC 815.

The holders of the Series D Preferred Stock are entitled to share in any dividends declared and paid, or set aside for payment, on the common stock, pro rata, in accordance with the number of shares of common stock into which such shares of Series D Preferred Stock are then convertible.

The holders of the Series D Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which such shares of Series D Preferred Stock could be converted immediately after the close of business on the record date fixed for such meeting or the effective date of such written consent, shall have voting rights and powers equal to the voting rights and powers of the common stock and shall be entitled to notice of any stockholders' meeting in accordance with the Bylaws of the Company. The Series D Preferred Stock shall vote together with the common stock at any annual of special meeting of the stockholders and not as a separate class, and act by written consent in the same manner as the common stock.

In the event of a liquidation of the Company (including an Acquisition Transaction or Asset Transfer, each as defined in the Series D Certificate of Designation), the holders of Series D Preferred Stock are entitled to receive an amount equal to the Series D Original Issue Price plus declared but unpaid dividends before the payment of any amount to the holders of common stock, Series C-1 Preferred Stock and all other equity or equity equivalent securities of the Company other than those securities that are explicitly senior to or on parity with the Series D Preferred Stock with respect to liquidation preference.

Under EITF issued guidance, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity if they are redeemable (i) at a fixed or determinable price on a fixed or determinable date, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. Accordingly, the Company classified the Series D Preferred Stock outside of permanent equity based on the rights of the Series D Preferred Stock in a deemed liquidation.

Under GAAP, proceeds from the sale of securities are to be allocated to each financial instrument based on their relative fair market value. Further, if the convertible preferred stock has an effective price that is less than the fair value of the common stock into which it is convertible on the date of issuance, the difference between the effective price and the fair value represents a beneficial conversion feature. In this regard, we allocated the net proceeds from the Series D Financing based on the relative fair market value of the Series D Preferred Stock using the Company's closing common stock price as of December 23, 2009 and to the related warrants using the Black-Scholes option pricing model. The following assumptions were used to estimate the fair market value of the warrants using the Black-Scholes option pricing model:

	Short-Term	Long-Term
Dividend Yield	0.0%	0.0%
Expected Volatility	170%	132%
Risk Free Interest Rate	0.41%	2.51%
Expected Option Terms (in years)	1	5

Based on this allocation, the relative fair value of the Series D Preferred Stock was $1,247,780. The aggregate fair value of the common stock into which the Series D Preferred Stock are convertible was $1,355,122. Therefore, the difference between the relative fair value of the Series D Preferred Stock and the fair value of the common stock into which the Series D Preferred Stock are convertible represents a beneficial conversion feature of $107,342. The amount of the beneficial conversion feature was immediately accreted and the accretion resulted in a deemed dividend as the Series D Preferred Stock was immediately convertible. The deemed dividend was reflected as an adjustment to the net loss applicable to common shareholders on the Company's Statement of Operations for the year ended December 31, 2009. In June 2011, an investor converted 82 shares of Series D Preferred Stock resulting in the issuance of 1,000,000 shares of common stock of the Company. In September 2011, an investor converted 100 shares of Series D Preferred Stock resulting in the issuance of 1,219,512 shares of common stock of the Company. At December 31, 2011 there were 1,670 shares of Series D Preferred Stock outstanding, convertible into 20,365,854 shares of common stock.

Warrants

In December 2010, the Company sold 14,500,000 Units, as described below, in the December 2010 Private Placement. The Units were comprised of one share of common stock and a warrant to purchase one share of common stock. Each warrant included in the Unit entitles the holder to purchase one share of common stock for $0.25 for a period of five years from the date of issuance. In addition, the Company issued 1,160,000 warrants to purchase common stock to the selling agent in the December 2010 Private Placement. An analysis was performed on the exercise and settlement provisions of the warrants issued in connection with the December 2010 Private Placement as of December 31, 2010. As a result, it was determined that they are not considered derivative instruments under ASC 815 as they meet the scope exception because they are both indexed to the Company's own stock and are classified in stockholders' deficit in the Company's balance sheet. In addition, under GAAP, proceeds from the sale of securities are to be allocated to each financial instrument based on their relative fair market value. In this regard, we allocated the proceeds from the sale of the common stock based on the relative fair market value of the common stock and warrants using the Company's closing common stock price as of December 20, 2010 and to the related warrants using the Black-Scholes option pricing model. The following assumptions were used to estimate the fair market value of the warrants using the Black-Scholes option pricing model:

December 20, 2010
Dividend Yield	0.0%
Expected Volatility	146%
Risk Free Interest Rate	2.06%
Expected Option Terms (in years)	5

Based on this allocation, the relative fair values of the common stock and the warrants were $1,535,142 and $1,364,858, respectively.

The Company filed a Registration Statement covering the resale of the common stock and the shares of common stock issuable upon the exercise of the warrants in connection with the December 2010 Private Placement in January 2011.

Under the terms of the 2012 Private Placement, the Company issued to the Investors Warrants to purchase an aggregate of 26,727,266 shares of common stock (which is equal to 100% of the shares of common stock underlying the 2012 Notes as of the closing of the 2012 Private Placement) at an exercise price of $0.15 per share (which is equal to 125% of the closing price of the common stock on January 13, 2012). The exercise price of the Warrants is subject to adjustment in certain circumstances. If the Company issues shares of common stock, or securities convertible into or exercisable for shares of common stock, at a price lower than the exercise price, then the exercise price of the Warrants will, with limited exceptions, be adjusted to such lower price. The Warrants will terminate on January 17, 2016.

Under the terms of the 2012 Private Placement, the Company also issued to the investors additional investment rights (the "AIRs") granting each investor the right to purchase an additional principal amount of 2012 Notes equal to 25% of the original principal amount of 2012 Notes purchased by such investor at the closing of the 2012 Private Placement and a corresponding amount of Warrants, at any time prior to July 15, 2012. Further described in Note 5.

At December 31, 2011 and March 31, 2012, there were 15,660,000 and 42,387,266 warrants to purchase shares of common stock outstanding.

Common Stock

In 2011, the stockholders approved an amendment to the Company's Certificate of Incorporation which increased the number of shares of common stock authorized for issuance from 150,000,000 to 250,000,000 shares. At March 30, 2012, the Company had 100,112,960 common shares outstanding.

Following the completion of the private placement financing in 2012, there are 32,806,874 shares of unissued and unreserved Common Stock available for future use.

  10. Convertible Preferred Stock

The Company's authorized capital stock includes 2,000,000 shares of $0.001 par value preferred stock. The preferred stock may be issued at the discretion of our Board of Directors (without further stockholder approval) with such designations, rights and preferences as the Board of Directors may determine from time to time. This preferred stock may have dividend, liquidation, redemption, conversion, voting or other rights, which may be more expansive than the rights of the holders of the common stock.

Pursuant to the terms of the Certificate of Designation of the Series C-1 Preferred Stock and the Certificate of Designation of the Series D Preferred Stock, the Company may not authorize, create or issue a class of equity ranking, as to dividends, redemption or distribution of assets upon a liquidation, senior to or pari passu with the Series C-1 Preferred Stock or the Series D Preferred Stock, without the written consent of the holders of at least a majority of the then-outstanding shares of Series C-1 Preferred Stock and Series D Preferred Stock, respectively, voting as a separate class. Further, the Company may not, without the written consent of the holders of at least a majority of the then-outstanding shares of Series D Preferred Stock, authorize, create or issue a class of debt securities convertible into any equity securities of the Company.

Total shares of Convertible Preferred Stock issued and outstanding at December 31, 2010 and 2011, respectively, are as follows:

	December 31,
	2010	2011
Series C-1 Convertible Preferred
Shares issued and outstanding	5,000	5,000
Liquidation preference and redemption value	$12,500,000	$12,500,000

Series D Convertible Preferred
Shares issued and outstanding	1,852	1,670
Liquidation preference and redemption value	$1,852,000	$1,670,000

Total Convertible Preferred
Shares issued and outstanding	6,852	6,670
Liquidation preference and redemption value	$14,352,000	$14,170,000

The preferred stock is entitled to dividends when and if declared by the Board of Directors prior to the payment of any such dividends to the holders of common stock. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the company, the holders of the preferred stock then outstanding are entitled to be paid out of the assets of the corporation before any payment is made to the holders of common stock. Each holder of the preferred stock is entitled to the number of votes equal to the number of shares of common stock the preferred stock is convertible into on any matter reserved to the stockholders of the Company for their action at any meeting of the stockholders of the corporation.

Series C and Series C-1 Convertible Preferred Stock

On March 21, 2007, the Company and St. Jude Medical entered into an agreement for the sale of $12.5 million of the Company's Series C Convertible Preferred Stock (the "Series C Preferred Stock") to St. Jude Medical resulting in $11.7 million of proceeds, net of issuance costs. Under the terms of the financing, the Company issued and sold 5,000 shares of its Series C Preferred Stock at a purchase price of $2,500 per share (the "Series C Original Issue Price"). Each share of Series C Preferred Stock was convertible into a number of shares of common stock equal to $2,500 divided by the conversion price of the Series C Preferred Stock, which was initially $2.99. Each share of Series C Preferred Stock was convertible into approximately 836.12 shares of common stock. The total number of shares of common stock initially issuable upon conversion of the 5,000 shares of Series C Preferred Stock issued and sold in the financing was approximately 4,180,602.

The holders of the Series C Preferred Stock were entitled to receive cumulative cash dividends at the rate of eight percent (8%) of the Series C Original Issue Price per year (the "Series C Dividend") on each outstanding share of Series C Preferred Stock, provided, however, that the Series C Dividend was only payable when, and if declared by the Board of Directors. The Series C Dividend was payable prior and in preference to any declaration or payment of any dividend on common stock, other series of Preferred Stock or any other capital stock of the Company.

The conversion price feature of the Series C Preferred Stock was subject to adjustment in certain circumstances if the Company issued shares of common stock under those circumstances on or before March 21, 2008 at a purchase price below the conversion price of the Series C Preferred Stock. No additional shares were issued as a result of this provision.

The holders of Series C Preferred Stock were entitled to receive, prior and in preference to any distribution of the proceeds from any liquidation (including change-in-control events), dissolution or winding up of the Company, whether voluntary or involuntary, to holders of common stock, other series of preferred stock or any other capital stock of the Company, an amount per share equal to the Series C Original Issue Price, plus declared but unpaid dividends on such shares.

The holders of Series C Preferred Stock were entitled to vote, on an as-if converted basis, along with holders of the Company's common stock on all matters on which holder of common stock are entitled to vote.

In order to be able to issue securities in the Series D Financing, described below, that are senior to the Series C Preferred Stock previously issued by the Company, the Company entered into a Share Exchange Agreement with St. Jude Medical, dated as of December 23, 2009, pursuant to which St. Jude Medical exchanged 5,000 shares of the Company's Series C Preferred Stock, representing 100% of the issued and outstanding Series C Preferred Stock, for 5,000 newly issued shares of the Series C-1 Convertible Preferred Stock (the "Series C-1 Preferred Stock"). The terms of the Series C-1 Preferred Stock are substantially the same as the terms of the Series C Preferred Stock except that the Series C-1 Preferred Stock is junior to the Series D Preferred Stock in the event of a liquidation or deemed liquidation of the Company.

The holders of Series C-1 Preferred Stock are entitled to receive cash dividends deemed to be accrued as of December 23, 2009 of $2,761,643 plus cumulative cash dividends at the rate of 8% of the Deemed Series C-1 Original Issue Price (which is $2,500) per year on each outstanding share of Series C-1 Preferred Stock (the "Series C-1 Dividend"), provided, however, that the Series C-1 Dividend is only payable when and if declared by the Board of Directors. The Series C-1 Dividend is payable prior and in preference to any declaration or payment of any dividend on common stock, other series of preferred stock or any other capital stock of the Company.

In the event of a liquidation of the Company (including an Acquisition Transaction or Asset Transfer, each as defined in the Certificate of Designation of the Series C-1 Preferred Stock), the holders of Series C-1 are entitled to receive an amount equal to the Deemed Series C-1 Original Issue Price plus declared but unpaid dividends after the payment to the holders of Series D Preferred Stock, but before any amount to the holders of common stock, and all other equity or equity equivalent securities of the Company other than those securities that are explicitly senior to or on parity with the Series C-1 Preferred Stock with respect to liquidation preference.

Under FASB issued guidance, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity if they are redeemable (i) at a fixed or determinable price on a fixed or determinable date, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. Accordingly, the Company classified the Series C-1 Preferred Stock outside of permanent equity based on the rights of the Series C-1 Preferred Stock in a deemed liquidation.

Series D Convertible Preferred Stock

On December 23, 2009, the Company issued and sold 1,852 shares of the Company's Series D Convertible Preferred Stock (the "Series D Preferred Stock") and common stock warrants described below to new and current institutional and private investors pursuant to the terms of a Securities Purchase Agreement dated December 23, 2009 between the Company and the purchasers of Series D Preferred Stock (the "Series D Financing"). The aggregate proceeds from the Series D Financing were $1.8 million, net of issuance costs.

Under the terms of the Series D Financing, the Company issued 1,852 shares of its Series D Preferred Stock at a purchase price of $1,000 per share (the "Series D Original Issue Price"). Each share of Series D Preferred Stock is convertible into a number of shares of common stock of the Company equal to $1,000 divided by the conversion price of the Series D Preferred Stock, which is initially $0.082, representing a 15% premium to the 20-day trailing average of the Company's closing common stock price as of December 21, 2009 (the "Closing Price"). Each share of Series D Preferred Stock is currently convertible into approximately 12,195 shares of common stock. The total number of shares of common stock initially issuable upon conversion of the 1,852 shares of Series D Preferred Stock issued and sold in the financing is 22,585,366, or approximately 32.69% of the Company's issued and outstanding common stock assuming that all outstanding shares of preferred stock are converted to common stock.

The Company also issued to the investors two types of warrants. The first warrant, which expired on December 23, 2010, entitled the investor to purchase a number of shares of common stock equal to 50% of the number of shares of common stock into which the Series D Preferred Stock purchased by the investor is convertible (the "Short-Term Warrant"). A total of 11,292,686 shares of common stock were issuable under the Short-Term Warrants. The exercise price of the Short-Term Warrants was $0.107 per share, which is 150% of the Closing Price. In May 2010, certain of the investors exercised their Short-Term Warrants, resulting in the issuance of 4,268,294 shares of common stock of the Company. In December 2010, the remaining outstanding Short-Term Warrants were exercised resulting in the issuance of 7,024,392 shares of common stock of the Company. The second warrant, which expires on December 23, 2014, entitles the investor to purchase a number of shares of common stock equal to 30% of the number of shares of common stock into which the Series D Preferred Stock purchased by the investor is convertible (the "Long-Term Warrant"). A total of 6,775,611 shares of common stock were issuable under the Long-Term Warrants. The exercise price of the Long-Term Warrants was $0.142 per share, or 200% of the Closing Price. Pursuant to the terms of the Long-Term Warrant, the Company called the Long-Term Warrants in May 2010 resulting in the issuance of 6,775,611 shares of common stock of the Company.

An analysis was performed on the exercise and settlement provisions of the Long-Term and Short-Term Warrants as of December 23, 2009. As a result, it was determined that they were not considered derivative instruments under Accounting Standards Codification ("ASC") 815—Derivatives and Hedging as they met the scope exception since they are both indexed to the Company's own stock and are classified in stockholders' deficit in the Company's balance sheet.

The conversion price of the Series D Preferred Stock is subject to adjustment in certain circumstances. If the Company issued shares of common stock at a purchase price below the conversion price of the Series D Preferred Stock at any time on or before August 23, 2011, the conversion price of the Series D Preferred Stock would have been adjusted as set forth in the Series D Certificate of Designation (as defined below). In determining the appropriate accounting for the conversion feature for the Series D Preferred Stock, the Company determined that the conversion feature does not require bifurcation, and as a result is not considered a derivative under the provisions of ASC 815—Derivatives and Hedging.

The holders of the Series D Preferred Stock are entitled to share in any dividends declared and paid, or set aside for payment, on the common stock, pro rata, in accordance with the number of shares of common stock into which such shares of Series D Preferred Stock are then convertible.

The holders of the Series D Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which such shares of Series D Preferred Stock could be converted immediately after the close of business on the record date fixed for such meeting or the effective date of such written consent and shall have voting rights and powers equal to the voting rights and powers of the common stock and shall be entitled to notice of any stockholders' meeting in accordance with the Bylaws of the Company. The Series D Preferred Stock shall vote together with the common stock at any annual or special meeting of the stockholders and not as a separate class, and act by written consent in the same manner as the common stock.

In the event of a liquidation of the Company (including an Acquisition Transaction or Asset Transfer, each as defined in the Certificate of Designation for the Series D Preferred Stock), the holders of Series D Preferred Stock are entitled to receive an amount equal to the Series D Original Issue Price plus declared but unpaid dividends before the payment of any amount to the holders of common stock, Series C-1 Convertible Preferred Stock and all other equity or equity equivalent securities of the Company other than those securities that are explicitly senior to or on parity with the Series D Preferred Stock with respect to liquidation preference.

Under FASB issued guidance, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity if they are redeemable (i) at a fixed or determinable price on a fixed or determinable date, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. Accordingly, the Company classified the Series D Preferred Stock outside of permanent equity based on the rights of the Series D Preferred Stock in a deemed liquidation.

Under U.S. GAAP, proceeds from the sale of securities are to be allocated to each financial instrument based on their relative fair market value. Further, if the convertible preferred stock has an effective price that is less than the fair value of the common stock into which it is convertible on the date of issuance, the difference between the effective price and the fair value represents a beneficial conversion feature. In this regard, we allocated the net proceeds from the Series D Financing based on the relative fair market value of the Series D Preferred Stock using the Company's closing common stock price as of December 23, 2009 and to the related warrants using the Black-Scholes option pricing model. The following assumptions were used to estimate the fair market value of the warrants using the Black-Scholes option pricing model:

	Short-Term	Long-Term
Dividend Yield	0.0%	0.0%
Expected Volatility	170%	132%
Risk Free Interest Rate	0.41%	2.51%
Expected Option Terms (in years)	1	5

Based on this allocation, the relative fair value of the Series D Preferred Stock was $1,247,780. The aggregate fair value of the common stock into which the Series D Preferred Stock are convertible was $1,355,122. Therefore, the difference between the relative fair value of the Series D Preferred Stock and the fair value of the common stock into which the Series D Preferred Stock are convertible represents a beneficial conversion feature of $107,342. The amount of the beneficial conversion feature was immediately accreted and the accretion resulted in a deemed dividend as the Series D Preferred Stock was immediately convertible. The deemed dividend was reflected as an adjustment to the net loss applicable to common shareholders on the Company's Statement of Operations for the year ended December 31, 2009.

In June 2011, an investor converted 82 shares of Series D Preferred Stock resulting in the issuance of 1,000,000 shares of common stock of the Company. In September 2011, an investor converted 100 shares of Series D Preferred Stock resulting in the issuance of 1,219,512 shares of common stock of the Company. At December 31, 2011 there were 1,670 shares of Series D Preferred Stock outstanding, convertible into 20,365,854 shares of common stock.

Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

10. STOCK-BASED COMPENSATION

The stock-based compensation charge increased the Company's loss from operations as well as its net loss by $99,401 or $0.00 per share in the three month period ended March 31, 2011 and $76,697 or $0.00 per share in the three month period ended March 31, 2012.

The Company uses the Black-Scholes option pricing model which requires extensive use of financial estimates and accounting judgment, including the expected volatility of the Company's common stock over the estimated term of the options granted, estimates on the expected time period that employees will retain their vested stock options prior to exercising them, and the number of shares that are expected to be forfeited before the options are vested. The use of alternative assumptions could produce significantly different estimates of the fair value of the stock-based compensation and as a result, provide significantly different amounts recognized in the Company's Statement of Operations.

No options were granted by the Company in the three month period ending March 31, 2012.

The following weighted average assumptions were used to estimate the fair market value of options granted using the Black-Scholes valuation method:

	Three months ended March 31,
	2011	2012

Dividend Yield	0.0%	N/A
Expected Volatility	143.2%	N/A
Risk Free Interest Rate	1.3%	N/A
Expected Option Terms (in years)	5	N/A

The expected volatility is based on the price of the Company's common stock over a historical period which approximates the expected term of the options granted. The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate with a term consistent with the expected life of the options granted. The expected term is estimated based on historical experience.

Stock option transactions under the Company's equity incentive plans and outside of the Company's incentive plans during the three month period ended March 31, 2012 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Outstanding at January 1, 2012	10,055,545	$0.35	7.78
Granted	—	—
Exercised	—	—
Canceled/Forfeited	(20,000)	0.19

Outstanding and expected to vest at March 31, 2012	10,035,545	$0.35	7.55	—

Exercisable at March 31, 2012	8,283,840	$0.38	7.40	—

Vested and expected to vest at March 31, 2012	10,035,545	$0.35	7.55	—

There were no options granted during the three months ended March 31, 2012. As of March 31, 2012, there was $333,772 of total unrecognized compensation cost related to approximately 1,751,705 unvested outstanding stock options. The expense is anticipated to be recognized over a weighted average period of 0.8 years. The intrinsic value of both the outstanding and expected to vest and exercisable shares was $0, respectively, at March 31, 2012. For the three months ended March 31, 2012, no stock options were exercised.

There were no new restricted stock grants issued to employees in the three month period ended March 31, 2012. For the three month period ended March 31, 2012, no shares of restricted stock were available for future grant. There was no compensation included in total stock-based compensation in the Company's statement of operations for the three months ended March 31, 2012 related to restricted stock previously granted. At December 31, 2011 and March 31, 2012, there was no unrecognized compensation related to restricted stock previously granted.

The Company recognized the full impact of its share-based payment plans in the statement of operations for the three months ended March 31, 2011 and 2012 and did not capitalize any such costs on the balance sheets. The following table presents share-based compensation expense included in the Company's statement of operation:

	Three months ended March 31,
	2011	2012
Cost of goods sold	$1,831	$976
Research and development	2,411	1,093
Selling, general and administrative	95,159	74,628

Stock-based compensation expense	$99,401	$76,697

At March 31, 2012, there were approximately 1,158,183 shares of common stock available for future grants under all of the Company's equity incentive plans.

  12. Stock-Based Compensation

2001 Stock Incentive Plan

The 2001 Stock Incentive Plan (the "2001 Plan") provides for the grant of stock options and restricted stock awards to eligible employees, officers, directors, consultants and advisors of the Company. During 2008, the Board of Directors authorized and the stockholders approved an amendment of the 2001 Plan to increase the total number of shares authorized for issuance under the 2001 Plan from 8,250,000 to 9,750,000 shares of the Company's common stock and to increase the number of shares of restricted common stock authorized for issuance under the 2001 Plan from 1,500,000 to 2,100,000 shares of the Company's common stock. Under the terms of the plan, stock options may not be granted at less than fair market value of the Company's common stock at the date of the grant and for a term not to exceed ten years. No shares of restricted stock were granted under the 2001 Plan in 2010 or 2011.

Options granted under all of the Company's equity incentive plans generally vest annually over a three to four year vesting period. Certain stock option awards are subject to accelerated vesting.

Non-Plan Options

At December 31, 2010 and 2011, the Company had 5,188,858 non-plan stock options outstanding which were granted in 2010 to senior executives, board members, and consultants. Although granted outside of the Company's 2001 Plan, the options nevertheless are subject to the terms and conditions of the 2001 Plan as if granted thereunder.

There were no new restricted stock grants issued for the years ended December 31, 2010 and 2011. On December 31, 2010 and 2011, 1,149,283, and 1,158,183 shares of restricted stock were available for future grant. Included in the Company's statement of operations was $20,316 and $8,480 of compensation expense related to restricted stock for the year ended December 31, 2010 and 2011, respectively. Unvested restricted stock activity for the years ended December 31, 2010 and 2011 was as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested balance as of December 31, 2009	293,800	$2.32

Granted	—	$—
Vested	(224,866)	2.89
Forfeited	(19,067)	0.48

Nonvested balance as of December 31, 2010	49,867	$0.45

Granted	—	$—
Vested	(40,967)	0.48
Forfeited	(8,900)	0.33

Nonvested balance as of December 31, 2011	—	$—

At December 31, 2010, 9,816,545 shares of common stock were reserved for issuance upon exercise of the options issued under the Company's stock option plans and there were 2,678,855 options available for future grant.

At December 31, 2011, 10,055,545 shares of common stock were reserved for issuance upon exercise of the options issued under the Company's stock option plans and there were 2,428,756 options available for future grant.

Stock option transactions under all of the Company's equity incentive plans during the years ended December 31, 2010 and 2011 summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2010	5,928,367	$1.47
Granted	7,138,512	0.16
Exercised	(40,000)	0.30
Canceled/Forfeited	(3,210,334)	1.91
Outstanding and expected to vest at December 31, 2010	9,816,545	$0.58	8.50	$516,169

Exerciseable at December 31, 2010	5,046,596	$0.58	7.86	$175,517

Vested and expected to vest at December 31, 2010	9,816,545	$0.58	8.50	$516,169

Outstanding at January 1, 2011	9,816,545	$0.58
Granted	595,000	0.23
Exercised	—	—
Canceled/Forfeited	(356,000)	1.03
Outstanding and expected to vest at December 31, 2011	10,055,545	$0.35	7.78	$—

Exerciseable at December 31, 2011	6,780,468	$0.43	7.46	$—

Vested and expected to vest at December 31, 2011	10,055,545	$0.35	7.78	$—

The fair value of the options granted in 2011 was $121,341 with a per share weighted average fair value of $0.20. The fair value of the options granted in 2010 was $1,136,062 with a per share weighted average fair value of $0.159. The amount was estimated using the Black-Scholes option pricing model with the assumptions listed in Note 2. All stock options granted have exercise prices equal to the fair market value of the common stock on the date of grant.

As of December 31, 2011, there was $336,383 of total unrecognized compensation cost related to approximately 3,275,077 unvested outstanding stock options. The expense is anticipated to be recognized over a weighted average period of 5 years. There were 40,000 and 0 stock option shares exercised during 2010 and 2011, respectively.

The following table summarizes information about stock options outstanding under all of the Company's stock option plans at December 31, 2011:

Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number of Options Exerciseable	Average Remaining Contractual Life in Years	Weighted Average Exercise Price of Options Exerciseable
$0.08 - $0.19	7,645,509	8.27	$0.16	4,882,102	8.29	$0.16
$0.20 - $0.50	1,630,336	6.44	0.29	1,118,666	5.17	0.31
$0.51 - $1.00	122,000	5.99	0.64	122,000	5.99	0.64

Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number of Options Exerciseable	Average Remaining Contractual Life in Years	Weighted Average Exercise Price of Options Exerciseable
$1.01 - $2.50	288,000	5.40	2.17	288,000	4.86	2.17
$2.51 - $4.00	334,700	5.97	2.80	334,700	5.97	2.80
$4.01 - $9.38	35,000	5.46	4.35	35,000	5.46	4.35

	10,055,545	7.78	$0.35	6,780,468	7.46	$0.43

The Company recognized the full impact of its share-based payment plans in the statement of operations for 2010 and 2011 and did not capitalize any such costs on the balance sheets. The following table presents share-based compensation expense included in the Company's statements of operations:

	2010	2011
Cost of goods sold	$8,791	$5,488
Research and development	7,034	6,585
Selling, general and administrative	920,328	344,631

Stock-based compensation expense	$936,154	$356,704

The Company has recorded compensation expense related to options granted to non-employee consultants for services rendered, totaling $133,952 in 2010 and $0 in 2011.

Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

11. COMMITMENTS AND CONTINGENCIES

Guarantor Arrangements

The Company undertakes certain indemnification obligations under its agreements with other companies in the ordinary course of its business, typically with business partners and customers. Under these provisions, the Company generally indemnifies and holds harmless the indemnified party for losses suffered or incurred by the indemnified party as a result of the Company's activities. These indemnification provisions generally survive termination of the underlying agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is unlimited. The Company maintains a products liability insurance policy that is intended to limit its exposure to this risk. Based on the Company's historical activity in combination with its insurance policy coverage, the Company believes the estimated fair value of these indemnification agreements is minimal. Accordingly, the Company has no liabilities recorded for these agreements as of December 31, 2011 and March 31, 2012.

The Company warrants all of its non-disposable products as compliant with their specifications and warrants that the products are free from defects in material and workmanship for a period of 13 months from date of delivery. The Company maintains a reserve for the estimated costs of future repairs of its products during this warranty period. The amount of the reserve is based on the Company's actual repair cost experience. The Company had $11,602 and $23,800 of accrued warranties at March 31, 2011 and 2012, respectively, as set forth in the following table:

	For the three months ended March 31,
	2011	2012

Balance at beginning of period	$14,609	$23,933

Provision for warranty for units sold	14,750	14,662

Cost of warranty incurred	(17,757)	(14,795)

Balance at end of period	$11,602	$23,800

15. Commitments and Contingencies

Guarantor Arrangements

The Company warrants all of its non-disposable products as to compliance with their specifications and that the products are free from defects in material and workmanship for a period of 13 months from the date of delivery. The Company maintains a reserve for the estimated costs of potential future repair of our products during this warranty period. The amount of reserve is based on the Company's actual return and repair cost experience. The Company has accrued $14,609 and $23,933 for the estimated future cost of warranties at December 31, 2010 and 2011, respectively.

	December 31,
	2010	2011
Balance at beginning of period	$29,384	$14,609
Provision for warranty for units sold	51,318	34,690
Cost of warranty incurred	(66,093)	(25,366)

Balance at end of period	$14,609	$23,933

Operating Leases

The Company has a five-year operating lease for office space, expiring in 2013, with a renewal option for an additional five years. Total rent expense under all operating leases was approximately $347,400 for the years ended December 31, 2010 and 2011. At December 31, 2011, future minimum rental payments under the non-cancelable leases are $395,019 and $132,808 for fiscal years 2012 and 2013, respectively.

Contingencies

The Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

License Maintenance Fees

Under the terms of certain license, consulting and technology agreements, the Company is required to pay royalties on sales of its products. Minimum license maintenance fees under the license agreement, which can be credited against royalties otherwise payable for each year, are $10,000 per year through 2013. The Company is committed to pay an aggregate of $20,000 of such minimum license maintenance fees subsequent to December 31, 2011 as the technology is used. License maintenance fees paid during 2010 and 2011 amounted to $10,000 each year. The future minimum license maintenance fee commitments at December 31, 2011 are approximately as follows:

2012	$10,000
2013	10,000

Total	$20,000

During the term of these license agreements, the Company is obligated to pay a 1.5% royalty based on net sales of any products developed from the licensed technologies. The license maintenance fees described above are creditable against royalties otherwise payable for such year.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

11. Stockholders' Equity

Common Stock

The Company has authorized 150,000,000 shares of $0.001 par value common stock at December 31, 2010. In 2011, the stockholders approved an amendment to the Company's Certificate of Incorporation which increased the number of shares of common stock authorized for issuance from 150,000,000 to 250,000,000 shares. At March 30, 2012, the Company had 100,112,960 common shares outstanding.

Following the completion of the private placement financing in 2012, there are 32,806,874 shares of unissued and unreserved common stock available for future use.

Warrants

In December 2010, the Company completed the December 2010 Private Placement. The transaction consisted of Units that were comprised of one share of common stock and a warrant to purchase one share of common stock. Each warrant included in the Unit entitles the holder to purchase one share of common stock for $0.25 for a period of five years from the date of issuance. In addition, the Company issued 1,160,000 warrants to purchase common stock to the selling agent in the December 2010 Private Placement. An analysis was performed on the exercise and settlement provisions of the warrants issued in connection with the December 2010 Private Placement as of December 31, 2010. As a result, it was determined that they are not considered derivative instruments under ASC 815—Derivatives and Hedging, as they meet the scope exception since they are both indexed to the Company's own stock and are classified in stockholders' equity (deficit) in the Company's balance sheet. In addition, under GAAP, proceeds from the sale of securities are to be allocated to each financial instrument based on their relative fair market value. In this regard, we allocated the proceeds from the sale of the common stock based on the relative fair market value of the common stock and warrants using the Company's closing common stock price as of December 20, 2010 and to the related warrants using the Black-Scholes option pricing model. The following assumptions were used to estimate the fair market value of the warrants using the Black-Scholes option pricing model:

December 20, 2010
Dividend Yield	0.0%
Expected Volatility	146%
Risk Free Interest Rate	2.06%
Expected Option Terms (in years)	5

Based on this allocation, the relative fair values of the common stock and the warrants were $1,535,142 and $1,364,858, respectively.

The Company filed a Registration Statement covering the resale of the common stock and the shares of common stock issuable upon the exercise of the warrants in connection with the December 2010 Private Placement in January 2011.

At December 31, 2010 and 2011, there were 15,660,000 warrants to purchase shares of common stock outstanding.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events	12. SUBSEQUENT EVENTS We have accessed and determined there were no subsequent events that occurred through the date of issuance of these financial statements requiring additional disclosure.

18. Subsequent Event

In January and February 2012, the Company issued and sold secured convertible promissory notes (the "2012 Notes") to new and current institutional and private accredited investors (the "Investors"). The transactions raised gross proceeds of $2,940,000, including the conversion of $600,000 of the 2011 Notes, and included common stock warrants and additional investment rights described below. The 2012 Notes are convertible into common stock of the Company at a conversion price of $0.11 per share, mature eighteen months from the date of issuance, bear interest at the rate of 8% per annum and are secured by all of the assets of the Company. The warrants are exercisable into 26,727,266 shares of common stock of the Company (which is equal to 100% of the shares of common stock underlying the 2012 Notes) at an exercise price of $0.15 per share (which is equal to 125% of the closing price of the common stock on January 13, 2012). The Company also issued to the Investors additional investment rights (the "AIRs") granting each Investor the right to purchase an additional principal amount of 2012 notes equal to 25% of the original principal amount of 2012 Notes purchased by such Investor at the closing of the private placement and a corresponding amount of warrants, at any time prior to July 15, 2012. The Company agreed to file a registration statement registering the shares of common stock underlying the 2012 Notes and warrants by no later than April 15, 2012. See Note 9.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

13. Income Taxes

There is no provision for income taxes because the Company has experienced recurring losses. The reported amount of income tax expense for each year differs from the amount that would result from applying federal statutory tax rates to pretax losses primarily because of the changes in the valuation allowance. Significant components of the Company's deferred tax assets at December 31, 2010 and 2011 are as follows:

Deferred tax assets (liabilities) consist of the following:

	December 31,
	2010	2011
Net operating loss carryforwards	$17,275,641	$19,044,949
Research and development tax credit carryforwards	342,194	353,346
Capitalized research and development	556,558	340,415
Stock-based compensation	1,836,625	1,884,574
Other	722,387	661,645

	December 31,
	2010	2011
Gross deferred tax assets	20,733,405	22,284,930
Capitalized software	—	—
Fixed assets	(13,274)	(1,454)
Patent costs	(15,026)	(13,709)

	20,705,105	22,269,767
Deferred tax asset valuation allowance	(20,705,105)	(22,269,767)

Net deferred tax assets	$—	$—

The Company has generated taxable losses from operations since inception and, accordingly, has no taxable income available to offset the carryback of net operating losses. In addition, although management's operating plans anticipate taxable income in future periods, such plans provide for taxable losses over the near term and make significant assumptions which cannot be reasonably assured. Based upon the weight of all available evidence, the Company has provided a full valuation allowance for its net deferred tax assets since, in the opinion of management, realization of these future benefits is not sufficiently assured (defined as a likelihood of more than 50 percent). Future ownership changes could further restrict the utilization of the Company's net operating losses, reducing or eliminating the benefits of such net operating losses.

During 2011, the valuation allowance increased by $1,564,662, net of expired federal and state net operating loss carryforwards.

Income taxes computed using the federal statutory income tax rate differs from the Company's effective tax rate for the years ended December 31, 2010 and 2011 primarily due to the following:

	2010	2011
Statutory US federal tax rate	-34.00%	-34.00%
State taxes, net of federal benefit	8.40%	2.17%
Non-deductible expenses	5.00%	0.15%
Other	-6.30%	3.00%
Valuation allowance	26.90%	29.00%

Effective tax rate	0.00%	0.00%

As of December 31, 2011, the Company has approximately $52,599,000 federal and $22,660,000 state net operating loss carryforwards and $43,000 and $471,000 of federal and state research and development credits, respectively, which may be used to offset future federal and state taxable income and tax liabilities, respectively. The credits and carryforwards expire in various years ranging from 2012 to 2031.

An ownership change, as defined in the Internal Revenue Code, resulting from the Company's issuance of additional stock may limit the amount of net operating loss and tax credit carryforwards that can be utilized annually to offset future taxable income and tax liabilities. The amount of the annual limitation is determined based upon the Company's fair value immediately prior to the ownership change. The Company has performed a preliminary analysis of its change in ownership and believes that ownership changes have occurred that will limit the future utilization of the Company's loss carryforwards. The Company has estimated that as of December 31, 2011 approximately $24,137,000 of federal and $0 state NOLs may be limited and unavailable to offset future taxable income, resulting in a reduction of the related deferred tax asset and valuation allowance of approximately $8,206,580. The Company has also estimated that as of December 31, 2011 approximately $934,000 of federal and $0 state R&D credits may be limited and unavailable to offset future taxable income, resulting in a reduction of the related deferred tax asset and valuation allowance of approximately $934,000. It is possible that additional changes in ownership can further limit the amounts of net operating losses which may be utilized. As the Company finalizes this analysis, these amounts may change.

As of December 31, 2011 and 2010, the total amount of unrecognized tax benefits was $166,000. The Company expects resolution of unrecognized tax benefits would occur while the full valuation allowance of deferred tax assets is maintained, therefore, the Company does not expect recognition of any unrecognized tax benefits would affect the effective tax rate.

The change in unrecognized tax benefits for the years ended December 31, 2010 and 2011 is as follows:

Unrecognized tax benefits

	2010	2011
Balance beginning January 1	$166,000	$166,000
Inc/Dec for tax positions related to prior years	—	—
Inc/Dec for tax positions related to current year	—	—
Settlements	—	—
Reductions for Expiration of Statue of Limitations	—	—

Balance ending December 31	$166,000	$166,000

The Company recognizes interest and penalties related to unrecognized tax benefits in operating expenses. Since a full valuation allowance was recorded against the Company's net deferred tax assets and the unrecognized tax benefits determined under ASC 740—Income Taxes would not result in a tax liability, the Company has not accrued for any interest and penalties relating to these unrecognized tax benefits.

Tax years ended December 31, 2007, 2008, 2009, 2010, and 2011 remain subject to examination by major taxing jurisdictions, which are Internal Revenue Service and the Commonwealth of Massachusetts. However, since the Company has net operating loss and tax credit carryforwards which may be utilized in future years to offset taxable income, all years that include carryforwards are subject to review by relevant taxing authorities to the extent of the carryforward utilized.

Savings Plan	12 Months Ended
Dec. 31, 2011
Savings Plan [Abstract]
Savings Plan

14. Savings Plan

In January 1995, the Company adopted a retirement savings plan for all employees pursuant to Section 401(k) of the Internal Revenue Code. Employees become eligible to participate on the first day of the calendar quarter following their hire date. Employees may contribute any whole percentage of their salary, up to a maximum annual statutory limit. The Company is not required to contribute to this plan. The Company made no contributions to this plan in 2010 or 2011.

Related Party Transactions, Including Royalty Obligations	12 Months Ended
Dec. 31, 2011
Related Party Transactions, Including Royalty Obligations [Abstract]
Related Party Transactions, Including Royalty Obligations

16. Related Party Transactions, Including Royalty Obligations

License Agreement/Consulting and Technology Agreement

On May 14, 2007, the Company entered into an Amended and Restated Consulting and Technology Agreement with Dr. Richard J. Cohen, M.D. Ph.D. (the "Consulting Agreement") who serves as the Chairman of the Company's Scientific Advisory Board, and until December 30, 2009, served as a member of the Company's Board of Directors and continues to serve as Chairman of the Company's Scientific Advisory Board. The Consulting Agreement amended and restated the terms of a Consulting and Technology Agreement dated as of February 8, 1993, as amended, between Dr. Cohen and the Company.

Under the terms of the Consulting Agreement, Dr. Cohen agreed to be available to the Company for consultation for a minimum of 18 days per year (the "Base Consulting Services") until the expiration of the consulting period on December 31, 2015 (the "Consulting Period"). During the period beginning January 1, 2007 and ending on December 31, 2009 (the "Interim Consulting Period"), Dr. Cohen agreed to be available for consultation for up to 42 days per year. On March 11, 2010, the Company and Dr. Cohen entered into Amendment No. 1 to the Consulting Agreement ("Amendment No. 1") which extended the Interim Consulting Period to December 31, 2010. In January 2011, the Interim Consulting Period was extended to December 31, 2011.

Under the Consulting Agreement, the Company will pay Dr. Cohen royalties on net sales related to certain technologies (including the sale of the Company's HearTwave II System and other Microvolt T-Wave Alternans products) equal to 1.5% of such net sales until December 31, 2015. Additionally, if the Company sublicenses, or grants rights to any sublicense with respect to, such technologies to an unrelated company, Dr. Cohen will receive royalties equal to 7% of gross revenue to the Company from the sublicense. Pursuant to the terms of the Consulting Agreement, the Company will pay Dr. Cohen monthly royalties of $10,000 per month during the Interim Consulting Period, subject to an annual percentage increase equal to the annual percentage increase in the National Consumer Price Index for the prior year (the "Monthly Royalty"). Pursuant to Amendment No. 1, Dr. Cohen received a reduced Monthly Royalty payment of $5,811 per month for the period beginning on January 1, 2010 and ending on December 31, 2010. Dr. Cohen did not receive any additional compensation for the Base Consulting Services.

Under the Consulting Agreement, the Company has the right, but not the obligation, to terminate the Consulting Agreement within the 30-day period immediately following a Change in Control (as defined in the Consulting Agreement) of the Company, in which case the Company shall pay Dr. Cohen a termination royalty equal to a percentage of the consideration paid or deemed paid to the Company or its security holders in the Change in Control transaction (the "Termination Percentage"). The Termination Percentage decreases over the term of the Consulting Agreement from 2.67%, in case of a January 2007 transaction, to zero, in the case of a December 2015 transaction. Either party may terminate the Consulting Agreement for material breach or default by the other party of the other party's obligations under the Consulting Agreement upon 90 days notice.

Under the Consulting Agreement, Dr. Cohen also received an aggregate of 175,000 shares of restricted common stock of the Company (the "Restricted Shares") subject to the terms and conditions of the Company's 2001 Stock Incentive Plan. The Restricted Shares vested on January 1, 2010. Pursuant to Amendment No. 1, in consideration for the reduction in Monthly Royalty payments noted above, Dr. Cohen received a stock option to purchase 561,982 shares of common stock of the Company, which became exercisable in nine equal monthly installments beginning on April 11, 2010 and which was granted outside of the Company's 2001 Stock Incentive Plan, but nevertheless subject to the terms and conditions of the 2001 Stock Incentive Plan. Pursuant to Amendment No. 1, in recognition of his service as Chairman of the Scientific Advisory Committee, Dr. Cohen received a stock option, under the Company's 2001 Stock Incentive Plan, to purchase 100,000 shares of the common stock of the Company, which became exercisable in full on March 11, 2010. Additionally, in consideration for his services as Chairman of the Company's Scientific Advisory Board during 2010, Dr. Cohen received a stock option to purchase 43,407 shares of common stock of the Company, which became exercisable in nine equal monthly installments beginning on April 11, 2010 and which was granted outside of the Company's 2001 Stock Incentive Plan, but nevertheless subject to the terms and conditions of the 2001 Stock Incentive Plan, and will be paid a total cash fee of $5,000, payable monthly for the fiscal year 2010.

The Company recognized royalty expense in connection with the Consulting Agreement of $106,366 and $169,681 during fiscal 2010 and 2011, respectively.

Convertible Promissory Notes

On November 14, 2011, the Company entered into a Convertible Note Purchase Agreement with two current shareholders of the Company, pursuant to which the Company issued senior unsecured convertible promissory notes in the aggregate principal amount of $600,000. As part of the financing, the Company issued a note to Mr. Roderick de Greef, the Company's Chairman of the Board, in the principal amount of $250,000. The 2011 Notes converted into secured convertible promissory notes in an aggregate principal amount of $600,000 together with a corresponding amount of warrants and additional investment rights in connection with the Company's January 2012 private placement financing described in Note 18.